UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

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OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--99.0%
----------------------------------------------------------------------------------------------------------------------------
Alabama--0.2%
      $    15,000       AL HFA (Pelican)                                     6.550%           03/20/2030   $       15,319
----------------------------------------------------------------------------------------------------------------------------
        1,520,000       AL Space Science Exhibit Finance Authority           6.000            10/01/2025        1,518,374
----------------------------------------------------------------------------------------------------------------------------
           25,000       Bessemer, AL Water, Series A                         5.750            07/01/2026           25,541
----------------------------------------------------------------------------------------------------------------------------
          105,000       Birmingham, AL Airport Authority                     5.625            07/01/2026          107,235
----------------------------------------------------------------------------------------------------------------------------
           35,000       Birmingham, AL Baptist Medical Centers
                        (Baptist Health System)                              5.625            11/15/2015           37,277
----------------------------------------------------------------------------------------------------------------------------
           15,000       Birmingham, AL Baptist Medical Centers
                        (Baptist Health System)                              5.875            11/15/2024           16,121
----------------------------------------------------------------------------------------------------------------------------
          125,000       Birmingham, AL Private Educational Building
                        Authority (Birmingham-Southern College)              6.125            12/01/2025          127,328
----------------------------------------------------------------------------------------------------------------------------
           15,000       Birmingham, AL Special Care Facilities
                        Financing Authority (Children's Hospital of
                        Alabama)                                             5.500            06/01/2022           15,432
----------------------------------------------------------------------------------------------------------------------------
           25,000       Birmingham, AL Special Care Facilities
                        Financing Authority (Daughters of Charity)           5.000            11/01/2025           25,151
----------------------------------------------------------------------------------------------------------------------------
          200,000       Birmingham-Carraway, AL Special Care
                        Facilities Financing Authority (Carraway
                        Methodist Hospitals)                                 5.875            08/15/2025          201,958
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Camden, AL Industrial Devel. Board
                        (Weyerhaeuser Company), Series A 1                   6.125            12/01/2024        1,104,600
----------------------------------------------------------------------------------------------------------------------------
          225,000       Cooperative District, AL Fort Deposit                6.000            02/01/2036          235,762
----------------------------------------------------------------------------------------------------------------------------
          435,000       Greater Montgomery, AL Educational Building
                        Authority (Huntingdon College)                       5.100            05/01/2016          441,642
----------------------------------------------------------------------------------------------------------------------------
          115,000       Jefferson County, AL Sewer                           5.375            02/01/2027          115,458
----------------------------------------------------------------------------------------------------------------------------
           30,000       Marshall County, AL Health Care Authority            5.400            02/01/2031           31,951
----------------------------------------------------------------------------------------------------------------------------
          205,000       McIntosh, AL Industrial Devel. Board
                        (CIBA Specialty Chemicals)                           5.375            06/01/2028          209,410
----------------------------------------------------------------------------------------------------------------------------
           50,000       Montgomery, AL Medical Clinic Board
                        (Jackson Hospital & Clinic)                          5.875            03/01/2016           51,083
----------------------------------------------------------------------------------------------------------------------------
          275,000       Montgomery, AL Medical Clinic Board
                        (Jackson Hospital & Clinic)                          6.000            03/01/2026          281,001
----------------------------------------------------------------------------------------------------------------------------
           50,000       Montgomery, AL Medical Clinic Board                  7.000            03/01/2015           50,124
                        (Jackson Hospital & Clinic)
                                                                                                           -----------------
                                                                                                                4,610,767
Alaska--0.4%
        2,500,000       AK HFC RITES                                         7.708 2          06/01/2032        2,822,350
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       AK HFC ROLs                                          8.818 2          12/01/2033        2,182,520
----------------------------------------------------------------------------------------------------------------------------
          750,000       AK Industrial Devel. & Export Authority
                        (Anchorage Sportsplex/Grace Community
                        Church Obligated Group)                              6.150            08/01/2031          760,215
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Aleutians East Borough, AK
                        (Aleutian Pribilof Islands) 1                        5.500            06/01/2025        1,076,710
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Aleutians East Borough, AK                           5.500            06/01/2036        1,068,680
                        (Aleutian Pribilof Islands) 1
                                                                                                           -----------------
                                                                                                                7,910,475
Arizona--3.1%
           30,000       Apache County, AZ IDA (Tucson Electric Power
                        Company)                                             5.875            03/01/2033           30,018
----------------------------------------------------------------------------------------------------------------------------
           40,000       AZ Health Facilities Authority (Phoenix
                        Childrens Hospital)                                  5.875            02/15/2027           43,003
----------------------------------------------------------------------------------------------------------------------------
           55,000       AZ University Medical Center                         5.000            07/01/2021           55,047
----------------------------------------------------------------------------------------------------------------------------
          750,000       AZ West Campus Hsg. (Arizona State University)       6.375            07/01/2022          860,453
----------------------------------------------------------------------------------------------------------------------------

1                          |                     Oppenheimer AMT-Free Municipals

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OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Arizona Continued
      $ 1,000,000       Buckeye, AZ Watson Road Community Facilities
                        District                                             5.750%           07/01/2022   $    1,046,320
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Buckeye, AZ Watson Road Community Facilities         6.000            07/01/2030        2,105,440
                        District
----------------------------------------------------------------------------------------------------------------------------
          764,950       Central AZ Irrigation & Drain District, Series A     6.000            06/01/2013          766,136
----------------------------------------------------------------------------------------------------------------------------
          200,000       Estrella, AZ Mountain Ranch Community
                        Facilities District                                  5.625            07/15/2025          207,362
----------------------------------------------------------------------------------------------------------------------------
          100,000       Estrella, AZ Mountain Ranch Community
                        Facilities District                                  5.800            07/15/2030          104,541
----------------------------------------------------------------------------------------------------------------------------
          250,000       Gladden Farms, AZ Community Facilities District      5.500            07/15/2031          256,693
----------------------------------------------------------------------------------------------------------------------------
           10,000       Glendale, AZ IDA (Midwestern)                        5.375            05/15/2028           10,338
----------------------------------------------------------------------------------------------------------------------------
          800,000       Litchfield, AZ Park Community Facility District      6.375            07/15/2026          854,136
----------------------------------------------------------------------------------------------------------------------------
            5,000       Maricopa County, AZ Hospital (Sun Health Corp.)      6.125            04/01/2018            5,137
----------------------------------------------------------------------------------------------------------------------------
        2,025,000       Maricopa County, AZ IDA (Christian Care
                        Apartments)                                          6.500            01/01/2036        2,138,866
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Maricopa County, AZ IDA (Christian Care Mesa
                        II)                                                  6.625            01/01/2034        2,074,440
----------------------------------------------------------------------------------------------------------------------------
          500,000       Maricopa County, AZ IDA (Immanuel Campus Care)       8.500            04/20/2041          506,870
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750            11/01/2018        1,390,230
----------------------------------------------------------------------------------------------------------------------------
          785,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750            05/01/2031          688,233
----------------------------------------------------------------------------------------------------------------------------
           55,000       Maricopa County, AZ Pollution Control Corp.
                        (Public Service Company of New Mexico)               6.300            12/01/2026           56,252
----------------------------------------------------------------------------------------------------------------------------
          200,000       Marley Park, AZ Community Facilities District        5.300            07/15/2031          202,420
----------------------------------------------------------------------------------------------------------------------------
          500,000       Merrill Ranch, AZ Community Facilities
                        District No. 1 Special Assessment Lien               5.300            07/01/2030          510,390
----------------------------------------------------------------------------------------------------------------------------
          200,000       Mesa, AZ IDA Student Hsg. (Arizona State
                        University East)                                     6.000            07/01/2026          217,234
----------------------------------------------------------------------------------------------------------------------------
          275,000       Mesa, AZ IDA Student Hsg. (Mesa Student Hsg.)        6.000            07/01/2032          291,720
----------------------------------------------------------------------------------------------------------------------------
          375,000       Palm Valley, AZ Community Facility District
                        No. 3                                                5.300            07/15/2031          383,569
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Peoria, AZ IDA (Sierra Winds)                        6.375            08/15/2029        3,109,650
----------------------------------------------------------------------------------------------------------------------------
        5,535,000       Phoenix, AZ IDA (Christian Care)                     5.500            07/01/2035        5,659,704
----------------------------------------------------------------------------------------------------------------------------
          775,000       Phoenix, AZ IDA (Summit Apartments)                  6.550            07/20/2037          849,408
----------------------------------------------------------------------------------------------------------------------------
        1,735,000       Pima County, AZ IDA (Arizona Charter School)         6.100            07/01/2024        1,828,360
----------------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (Arizona Charter School)         6.300            07/01/2031          529,600
----------------------------------------------------------------------------------------------------------------------------
        1,400,000       Pima County, AZ IDA (Arizona Charter School)         6.500            07/01/2023        1,492,806
----------------------------------------------------------------------------------------------------------------------------
        1,315,000       Pima County, AZ IDA (Arizona Charter School)         6.750            07/01/2031        1,411,482
----------------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)                                      6.250            06/01/2026          511,720
----------------------------------------------------------------------------------------------------------------------------
          750,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)                                      6.375            06/01/2036          767,753
----------------------------------------------------------------------------------------------------------------------------
        1,100,000       Pima County, AZ IDA (Noah Webster Basic School)      6.125            12/15/2034        1,161,039
----------------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (P.L.C. Charter Schools)         6.750            04/01/2036          535,000
----------------------------------------------------------------------------------------------------------------------------
          120,000       Pima County, AZ IDA (Paradise Education Center)      5.875            06/01/2033          121,955
----------------------------------------------------------------------------------------------------------------------------
          250,000       Pima County, AZ IDA (Paradise Education Center)      6.000            06/01/2036          258,355
----------------------------------------------------------------------------------------------------------------------------
        2,845,000       Pima County, AZ IDA (Phoenix Advantage Charter
                        School)                                              5.600            07/01/2023        3,017,037
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Pinal County, AZ IDA (Florence West Prison)          5.250            10/01/2021        1,067,260
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Pinal County, AZ IDA (Florence West Prison)          5.250            10/01/2022        1,065,610
----------------------------------------------------------------------------------------------------------------------------
          500,000       Quail Creek, AZ Community Facilities District        5.550            07/15/2030          516,280
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       San Luis, AZ Facility Devel. Corp. (Regional
                        Detention Center)                                    7.000            05/01/2020        1,008,650
----------------------------------------------------------------------------------------------------------------------------
        1,420,000       Show Low, AZ IDA (Navapache Regional Medical
                        Center)                                              5.000            12/01/2025        1,497,873
----------------------------------------------------------------------------------------------------------------------------

2                          |                     Oppenheimer AMT-Free Municipals

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OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Arizona Continued
      $ 3,620,000       Show Low, AZ IDA (Navapache Regional Medical
                        Center)                                              5.000%           12/01/2030   $    3,796,258
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Show Low, AZ IDA (Navapache Regional Medical         5.000            12/01/2035        4,185,600
                        Center)
----------------------------------------------------------------------------------------------------------------------------
        4,775,000       Verrado, AZ Community Facilities District            6.500            07/15/2027        5,171,325
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Verrado, AZ Community Facilities District No. 1      5.350            07/15/2031        3,057,750
----------------------------------------------------------------------------------------------------------------------------
        1,375,000       Vistancia, AZ Community Facilities District          5.500            07/15/2020        1,432,296
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       Vistancia, AZ Community Facilities District          5.750            07/15/2024        1,261,500
----------------------------------------------------------------------------------------------------------------------------
        1,775,000       Vistancia, AZ Community Facilities District          6.750            07/15/2022        1,931,963
----------------------------------------------------------------------------------------------------------------------------
          500,000       Westpark, AZ Community Facilities District           5.250            07/15/2031          505,835
                                                                                                           -----------------
                                                                                                               62,556,917
Arkansas--0.1%
          100,000       Independence County, AR Hydroelectric Power          5.300            05/01/2033          104,105
----------------------------------------------------------------------------------------------------------------------------
          295,000       Pine Bluff, AR IDA (Colt Industries)                 6.500            02/15/2009          295,569
----------------------------------------------------------------------------------------------------------------------------
          690,000       Pope County, AR Pollution Control (Arkansas          6.300            11/01/2020          697,404
                             Power & Light Company)
                                                                                                           -----------------
                                                                                                                1,097,078
California--7.6%
        3,255,000       Apple Valley, CA Redevel. Agency Tax Allocation      5.000            06/01/2035        3,354,505
----------------------------------------------------------------------------------------------------------------------------
        2,220,000       Beaumont, CA Financing Authority, Series B           5.875            09/01/2023        2,398,377
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       CA County Tobacco Securitization Agency              6.500 3          06/01/2046          606,760
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       CA County Tobacco Securitization Agency              6.650 3          06/01/2046          488,040
----------------------------------------------------------------------------------------------------------------------------
      129,820,000       CA County Tobacco Securitization Agency              6.700 3          06/01/2050        7,551,629
----------------------------------------------------------------------------------------------------------------------------
       38,650,000       CA County Tobacco Securitization Agency              7.550 3          06/01/2055        1,136,697
----------------------------------------------------------------------------------------------------------------------------
       93,000,000       CA County Tobacco Securitization Agency (TASC)       6.650 3          06/01/2046        7,144,260
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       CA GO Fixed Receipts                                 5.250            02/01/2025        1,288,260
----------------------------------------------------------------------------------------------------------------------------
        4,700,000       CA GO RITES                                          6.801 2          02/01/2025        6,082,740
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       CA Golden State Tobacco Securitization Corp. 1       6.625            06/01/2040        1,696,665
----------------------------------------------------------------------------------------------------------------------------
       44,695,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               5.000            06/01/2045       46,231,167
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA Golden State Tobacco Securitization Corp.
                        ROLs 4                                               8.868 2          06/01/2045        5,687,400
----------------------------------------------------------------------------------------------------------------------------
        1,125,000       CA Municipal Finance Authority (Cancer Center
                        of Santa Barbara) 1                                  5.000            06/01/2026        1,184,018
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       CA Statewide CDA (East Campus Apartments)            5.625            08/01/2034        6,367,200
----------------------------------------------------------------------------------------------------------------------------
          200,000       Chino, CA Community Facilities District
                        Special Tax No. 2                                    5.000            09/01/2026          203,014
----------------------------------------------------------------------------------------------------------------------------
          500,000       Chino, CA Community Facilities District
                        Special Tax No. 2                                    5.000            09/01/2036          505,975
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Corona-Norco, CA Unified School District
                        Community Facilities District No. 04-1               5.200            09/01/2036        2,047,020
----------------------------------------------------------------------------------------------------------------------------
        5,060,000       East Palo Alto, CA Public Finance Authority
                        (University Circle Gateway)                          5.000            10/01/2029        5,329,496
----------------------------------------------------------------------------------------------------------------------------
          420,000       Hemet, CA Unified School District Community
                        Facilities District Special Tax No. 2005-1 5         5.050            09/01/2026          423,473
----------------------------------------------------------------------------------------------------------------------------
          590,000       Independent Cities, CA Lease Finance Authority
                        (Morgan Hill-Hacienda Valley)                        5.950            11/15/2039          626,834
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 17             5.125            09/01/2025        1,221,252
----------------------------------------------------------------------------------------------------------------------------

3                          |                     Oppenheimer AMT-Free Municipals

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OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
California Continued
      $ 1,685,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 17             5.200%           09/01/2036   $    1,724,614
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Jurupa, CA Community Services District Special       5.000            09/01/2036        1,011,950
                        Tax Community Facilities District No. 19
                        (Eastvale)
----------------------------------------------------------------------------------------------------------------------------
        1,270,000       Lake Elsinore, CA Special Tax                        5.150            09/01/2025        1,296,886
----------------------------------------------------------------------------------------------------------------------------
        1,195,000       Lake Elsinore, CA Special Tax                        5.250            09/01/2030        1,233,300
----------------------------------------------------------------------------------------------------------------------------
        2,450,000       Lake Elsinore, CA Special Tax                        5.250            09/01/2035        2,511,912
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Lammersville, CA School District Community
                        Facilities District No. 2002 (Mountain House)        5.125            09/01/2035        1,532,445
----------------------------------------------------------------------------------------------------------------------------
        4,900,000       Los Angeles, CA Community Redevel. Agency ROLs       8.908 2          09/01/2030        5,994,268
----------------------------------------------------------------------------------------------------------------------------
        3,615,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta Airlines)                               6.350            11/01/2025        3,314,521
----------------------------------------------------------------------------------------------------------------------------
          500,000       Palmdale, CA Improvement Bond Act 1915 5             5.000            09/02/2036          505,975
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Redding, CA Electric System COP Linked
                        SAVRS & RIBS                                         6.368 6          07/01/2022        3,610,350
----------------------------------------------------------------------------------------------------------------------------
           50,000       Riverside, CA Unified School District                6.200            09/01/2030           52,172
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       Santa Rosa, CA Rancheria Tachi Yokut Tribe
                        Enterprise                                           6.625            03/01/2018        7,757,750
----------------------------------------------------------------------------------------------------------------------------
       13,675,000       Southern CA Tobacco Securitization Authority         6.401 3          06/01/2046        1,174,956
----------------------------------------------------------------------------------------------------------------------------
       47,250,000       Southern CA Tobacco Securitization Authority         7.100 3          06/01/2046        3,142,598
----------------------------------------------------------------------------------------------------------------------------
        1,465,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.000            09/01/2022        1,549,457
----------------------------------------------------------------------------------------------------------------------------
        1,450,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.000            09/01/2023        1,528,822
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.000            09/01/2024        1,315,900
----------------------------------------------------------------------------------------------------------------------------
        1,350,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.000            09/01/2025        1,420,079
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.250            09/01/2031        3,220,170
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.250            09/01/2034        3,217,680
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Temecula Valley, CA Unified School District          5.000            09/01/2036        1,011,950
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Temecula, CA Public Financing Authority
                        (Roripaugh Community Facilities District)            5.450            09/01/2026        1,905,520
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Temecula, CA Public Financing Authority
                        (Roripaugh Community Facilities District)            5.500            09/01/2036          944,750
----------------------------------------------------------------------------------------------------------------------------
        1,160,000       Victor Valley, CA Union High School District         5.100            09/01/2035        1,176,808
                                                                                                           -----------------
                                                                                                              153,729,615
Colorado--5.1%
          500,000       Andonea, CO Metropolitan District No. 2              6.125            12/01/2025          515,055
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Andonea, CO Metropolitan District No. 3              6.250            12/01/2035        1,042,480
----------------------------------------------------------------------------------------------------------------------------
        2,800,000       Arista, CO Metropolitan District                     6.750            12/01/2035        3,017,336
----------------------------------------------------------------------------------------------------------------------------
          500,000       Beacon Point, CO Metropolitan District               6.125            12/01/2025          532,935
----------------------------------------------------------------------------------------------------------------------------
          600,000       Black Hawk, CO Excise Tax Revenue                    5.000            12/01/2021          609,168
----------------------------------------------------------------------------------------------------------------------------
        4,735,000       Broomfield, CO Village Metropolitan District
                        No. 2                                                6.250            12/01/2032        4,793,051
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Central Marksheffel, CO Metropolitan District        7.250            12/01/2029        1,081,060
----------------------------------------------------------------------------------------------------------------------------
          500,000       CO Educational & Cultural Facilities Authority
                        (Banning Lewis Ranch Academy)                        6.125            12/15/2035          518,665
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       CO Educational & Cultural Facilities Authority
                        (Inn at Auraria)                                     6.000            07/01/2042        5,140,350
----------------------------------------------------------------------------------------------------------------------------
           10,000       CO Health Facilities Authority (Denver Options)      5.375            02/01/2022           10,445
----------------------------------------------------------------------------------------------------------------------------
           30,000       CO Health Facilities Authority (Denver Options)      5.625            02/01/2032           31,582
----------------------------------------------------------------------------------------------------------------------------
        2,560,000       CO Health Facilities Authority (Longmont
                        United Hospital)                                     5.000            12/01/2030        2,689,229
----------------------------------------------------------------------------------------------------------------------------
           30,000       CO Health Facilities Authority (Northern
                        Colorado Medical Center)                             6.000            05/15/2020           31,795
----------------------------------------------------------------------------------------------------------------------------

4                          |                     Oppenheimer AMT-Free Municipals

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OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Colorado Continued
      $ 2,270,000       CO Health Facilities Authority RITES                 8.708% 2         03/01/2022   $    3,022,051
----------------------------------------------------------------------------------------------------------------------------
          500,000       CO International Center Metropolitan District        6.500            12/01/2035          521,945
                        No.3
----------------------------------------------------------------------------------------------------------------------------
          100,000       Colorado Springs, CO Utilities                       5.250            11/15/2022          101,492
----------------------------------------------------------------------------------------------------------------------------
           65,000       Colorado Springs, CO Utilities                       5.750            11/15/2023           65,055
----------------------------------------------------------------------------------------------------------------------------
           50,000       Colorado Springs, CO Utilities                       5.750            11/15/2023           50,042
----------------------------------------------------------------------------------------------------------------------------
          100,000       Colorado Springs, CO Utilities                       5.750            11/15/2025          100,084
----------------------------------------------------------------------------------------------------------------------------
          500,000       Copperleaf, CO Metropolitan District No. 2           5.850            12/01/2026          509,310
----------------------------------------------------------------------------------------------------------------------------
          625,000       Copperleaf, CO Metropolitan District No. 2           5.950            12/01/2036          639,469
----------------------------------------------------------------------------------------------------------------------------
          500,000       Crystal Crossing, CO Metropolitan District           6.000            12/01/2036          513,475
----------------------------------------------------------------------------------------------------------------------------
       12,500,000       Denver, CO Convention Center Hotel Authority         5.000            12/01/2035       13,199,875
----------------------------------------------------------------------------------------------------------------------------
          115,000       Denver, CO Health & Hospital Authority, Series
                        A                                                    5.375            12/01/2028          118,380
----------------------------------------------------------------------------------------------------------------------------
          335,000       Denver, CO Urban Renewal Authority                   9.125            09/01/2017          339,777
----------------------------------------------------------------------------------------------------------------------------
        5,540,000       Eagle Bend, CO Metropolitan District                 5.000            12/01/2035        5,784,369
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Elkhorn Ranch, CO Metropolitan District              6.375            12/01/2035        1,051,260
----------------------------------------------------------------------------------------------------------------------------
          500,000       Fallbrook, CO Metropolitan District                  5.625            12/01/2026          502,110
----------------------------------------------------------------------------------------------------------------------------
          265,000       Fort Collins, CO Pollution Control
                        (Anheuser-Busch Companies)                           6.000            09/01/2031          268,063
----------------------------------------------------------------------------------------------------------------------------
          500,000       High Plains, CO Metropolitan District                6.250            12/01/2035          534,795
----------------------------------------------------------------------------------------------------------------------------
          500,000       Huntington Trails, CO Metropolitan District          6.250            12/01/2036          522,990
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       Kiowa, CO Water & Sewer                              5.500            12/01/2030        1,217,496
----------------------------------------------------------------------------------------------------------------------------
          500,000       Liberty Ranch, CO Metropolitan District              6.250            12/01/2036          504,655
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       Midcities, CO Metropolitan District No. 2            5.125            12/01/2030        7,429,940
----------------------------------------------------------------------------------------------------------------------------
           35,000       Municipal SubDistrict Northern CO Water
                        Conservancy District                                 5.250            12/01/2015           35,929
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Murphy Creek, CO Metropolitan District No. 3         6.000            12/01/2026        1,065,100
----------------------------------------------------------------------------------------------------------------------------
        2,850,000       Murphy Creek, CO Metropolitan District No. 3         6.125            12/01/2035        3,050,498
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Northwest CO Metropolitan District No. 3             6.125            12/01/2025        1,062,890
----------------------------------------------------------------------------------------------------------------------------
        1,875,000       Northwest CO Metropolitan District No. 3             6.250            12/01/2035        1,995,750
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Park Creek, CO Metropolitan District                 5.500            12/01/2030        2,121,080
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Park Creek, CO Metropolitan District                 5.500            12/01/2037        5,276,550
----------------------------------------------------------------------------------------------------------------------------
          750,000       Regency, CO Metropolitan District                    5.750            12/01/2036          756,008
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       SBC Metropolitan, CO District                        5.000            12/01/2020        2,088,220
----------------------------------------------------------------------------------------------------------------------------
        2,250,000       SBC Metropolitan, CO District                        5.000            12/01/2025        2,327,108
----------------------------------------------------------------------------------------------------------------------------
        1,440,000       SBC Metropolitan, CO District                        5.000            12/01/2029        1,480,694
----------------------------------------------------------------------------------------------------------------------------
        5,330,000       SBC Metropolitan, CO District                        5.000            12/01/2034        5,481,425
----------------------------------------------------------------------------------------------------------------------------
          190,000       Silver Dollar, CO Metropolitan District              5.100            12/01/2030          198,402
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Sorrell Ranch, CO Metropolitan District              6.750            12/15/2036        1,006,820
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Southlands, CO Medical District                      7.000            12/01/2024        1,108,110
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Southlands, CO Medical District                      7.125            12/01/2034        4,437,240
----------------------------------------------------------------------------------------------------------------------------
        2,695,000       Tower, CO Metropolitan District                      5.000            12/01/2029        2,820,048
----------------------------------------------------------------------------------------------------------------------------
           30,000       University of CO Hospital Authority                  5.200            11/15/2017           30,981
----------------------------------------------------------------------------------------------------------------------------
        3,250,000       Vista Ridge, CO Metropolitan District                5.125            12/01/2040        3,422,510
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Wheatlands, CO Metropolitan District                 6.000            12/01/2025        1,036,400
----------------------------------------------------------------------------------------------------------------------------
        4,250,000       Woodmen Heights, CO Metropolitan District            7.000            12/01/2030        4,545,545
                                                                                                           -----------------
                                                                                                              102,357,092
Connecticut--1.7%
          995,000       CT Devel. Authority Pollution Control
                        (Connecticut Light & Power Company)                  5.850            09/01/2028        1,042,611
----------------------------------------------------------------------------------------------------------------------------
        3,465,000       CT Devel. Authority Pollution Control (Western
                        Massachusetts Electric Company)                      5.850            09/01/2028        3,630,800
----------------------------------------------------------------------------------------------------------------------------
          660,000       CT H&EFA (Bridgeport Hospital)                       5.375            07/01/2025          673,992
----------------------------------------------------------------------------------------------------------------------------

5                          |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Connecticut Continued
      $ 1,000,000       CT H&EFA (Bridgeport Hospital) 1                     6.625%           07/01/2018   $    1,002,510
----------------------------------------------------------------------------------------------------------------------------
           30,000       CT H&EFA (Bridgeport Hospital/Bridgeport             5.250            07/01/2015           30,632
                        Hospital Foundation Obligated Group)
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       CT H&EFA (Canterbury School)                         5.000            07/01/2036        1,047,170
----------------------------------------------------------------------------------------------------------------------------
           10,000       CT H&EFA (DKH/CHHC/HNE Obligated Group)              5.375            07/01/2026           10,212
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       CT H&EFA (Eastern Connecticut Health Network)        5.000            07/01/2025        3,164,880
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       CT H&EFA (Eastern Connecticut Health Network)        5.125            07/01/2030        5,304,800
----------------------------------------------------------------------------------------------------------------------------
          610,000       CT H&EFA (New Britain General Hospital),
                        Series B                                             6.000            07/01/2024          621,572
----------------------------------------------------------------------------------------------------------------------------
        4,430,000       CT H&EFA (University of Hartford)                    5.250            07/01/2036        4,783,381
----------------------------------------------------------------------------------------------------------------------------
           60,000       CT HFA                                               5.600            06/15/2017           61,673
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Mashantucket, CT Western Pequot Tribe, Series B      5.500            09/01/2036        1,305,900
----------------------------------------------------------------------------------------------------------------------------
        9,900,000       Mashantucket, CT Western Pequot Tribe, Series B      5.750            09/01/2027       10,160,172
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       New Britain, CT Senior Citizens Hsg. (Nathan         6.875            07/01/2024        1,040,780
                        Hale Apartments)
                                                                                                           -----------------
                                                                                                               33,881,085
Delaware--0.3%
        4,000,000       Bridgeville, DE Special Obligation (Heritage
                        Shores)                                              5.450            07/01/2035        4,047,880
----------------------------------------------------------------------------------------------------------------------------
          255,000       DE EDA (General Motors Corp.) 1                      5.600            04/01/2009          253,738
----------------------------------------------------------------------------------------------------------------------------
          155,000       DE Health Facilities Authority
                        (NMHospital/DDC/NAC Obligated Group)                 5.625            05/01/2032          163,066
----------------------------------------------------------------------------------------------------------------------------
        1,100,000       Kent County, DE Student Hsg. (DE State
                        University Student Hsg. Foundation)                  5.000            07/01/2025        1,140,678
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Kent County, DE Student Hsg. (DE State               5.000            07/01/2030        1,033,690
                        University Student Hsg. Foundation)
                                                                                                           -----------------
                                                                                                                6,639,052
District of Columbia--0.6%
        2,000,000       District of Columbia Friendship Public
                        Charter School                                       5.250            06/01/2033        2,088,200
----------------------------------------------------------------------------------------------------------------------------
          160,000       District of Columbia Hospital
                        (MH/NRH/MEDE/MRI/MLTCC/MCAS
                        Obligated Group)                                     5.750            08/15/2026          163,469
----------------------------------------------------------------------------------------------------------------------------
          610,000       District of Columbia Tobacco Settlement
                        Financing Corp.                                      6.750            05/15/2040          671,409
----------------------------------------------------------------------------------------------------------------------------
       19,015,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               6.250 3          06/15/2046        1,772,959
----------------------------------------------------------------------------------------------------------------------------
       72,125,000       District of Columbia Tobacco Settlement              6.375 3          06/15/2046        6,382,341
                        Financing Corp. (TASC)
                                                                                                           -----------------
                                                                                                               11,078,378
Florida--15.3%
          440,000       Alachua County, FL Health Facilities Authority
                        (Shands Teaching Hospital and Clinics)               5.800            12/01/2026          449,482
----------------------------------------------------------------------------------------------------------------------------
          700,000       Amelia Walk, FL Community Devel. District
                        Special Assessment                                   5.500            05/01/2037          715,323
----------------------------------------------------------------------------------------------------------------------------
        1,190,000       Arlington Ridge, FL Community Devel. District        5.500            05/01/2036        1,213,871
----------------------------------------------------------------------------------------------------------------------------
           20,000       Auburndale, FL Water & Sewer                         5.250            12/01/2025           20,313
----------------------------------------------------------------------------------------------------------------------------
        1,575,000       Avelar Creek, FL Community Devel. District           5.375            05/01/2036        1,606,201
----------------------------------------------------------------------------------------------------------------------------
          460,000       Bahia Lakes, FL Community Devel. District            5.450            05/01/2037          463,220
----------------------------------------------------------------------------------------------------------------------------
        4,980,000       Bartram Park, FL Community Devel. District           5.300            05/01/2035        5,029,999
----------------------------------------------------------------------------------------------------------------------------
        1,900,000       Bay Laurel Center, FL Community Devel. District      5.450            05/01/2037        1,931,692
----------------------------------------------------------------------------------------------------------------------------
           25,000       Bay, FL Medical Center                               5.000            10/01/2022           25,774
----------------------------------------------------------------------------------------------------------------------------

6                          |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Florida Continued
      $   145,000       Bay, FL Medical Center                               5.650%           10/01/2026   $      148,104
----------------------------------------------------------------------------------------------------------------------------
           50,000       Bay, FL Medical Center (Bay Medical Center)          5.600            10/01/2019           51,072
----------------------------------------------------------------------------------------------------------------------------
          250,000       Baywinds, FL Community Devel. District               5.250            05/01/2037          251,020
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Beacon, FL Tradeport Community Devel. District       7.250            05/01/2033        2,172,200
----------------------------------------------------------------------------------------------------------------------------
          120,000       Bluewaters, FL Community Devel. District
                        Special Assessment                                   6.000            05/01/2035          127,332
----------------------------------------------------------------------------------------------------------------------------
           25,000       Broward County, FL Educational Facilities
                        Authority (Nova Southeastern University)             5.625            04/01/2034           26,449
----------------------------------------------------------------------------------------------------------------------------
           90,000       Cape Coral, FL Health Facilities Authority
                        (Gulf Care)                                          5.625            10/01/2027           93,065
----------------------------------------------------------------------------------------------------------------------------
          130,000       Cape Coral, FL Health Facilities Authority
                        (Gulf Care)                                          6.000            10/01/2025          131,522
----------------------------------------------------------------------------------------------------------------------------
          555,000       Cascades, FL Groveland Community Devel.
                        District                                             5.300            05/01/2036          561,399
----------------------------------------------------------------------------------------------------------------------------
        3,500,000       Chapel Creek, FL Community Devel. District
                        Special Assessment                                   5.500            05/01/2038        3,576,615
----------------------------------------------------------------------------------------------------------------------------
           10,000       Charlotte County, FL Utility                         5.000            10/01/2023           10,300
----------------------------------------------------------------------------------------------------------------------------
          355,000       Clearwater, FL Hsg. Authority (Hamptons at
                        Clearwater)                                          5.350            05/01/2024          368,944
----------------------------------------------------------------------------------------------------------------------------
        3,655,000       Concorde Estates, FL Community Devel. District       5.850            05/01/2035        3,864,103
----------------------------------------------------------------------------------------------------------------------------
        2,700,000       Cordoba Ranch, FL Community Devel. District
                        Special Assessment                                   5.550            05/01/2037        2,771,145
----------------------------------------------------------------------------------------------------------------------------
          400,000       Crestview II, FL Community Devel. District
                        Special Assessment                                   5.600            05/01/2037          412,028
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       Cypress Creek of Hillsborough County, FL
                        Community Devel. District                            5.350            05/01/2037        6,030,480
----------------------------------------------------------------------------------------------------------------------------
          175,000       Dade County, FL Aviation (Miami International
                        Airport)                                             5.600            10/01/2026          178,745
----------------------------------------------------------------------------------------------------------------------------
           50,000       Dade County, FL Health Facilities Authority
                        (Baptist Hospital of Miami)                          5.250            05/15/2021           50,055
----------------------------------------------------------------------------------------------------------------------------
           50,000       Dade County, FL HFA (TM Alexander)                   5.875            07/15/2026           51,605
----------------------------------------------------------------------------------------------------------------------------
        1,820,000       Dade County, FL IDA (Miami Cerebral Palsy
                        Residence)                                           8.000            06/01/2022        1,848,265
----------------------------------------------------------------------------------------------------------------------------
          640,000       Dade County, FL Water & Sewer System                 5.250            10/01/2026          654,387
----------------------------------------------------------------------------------------------------------------------------
           25,000       Destin, FL Community Redevel. Agency (Town
                        Center Area)                                         5.300            05/01/2027           25,670
----------------------------------------------------------------------------------------------------------------------------
        1,955,000       Double Branch, FL Special Assessment Community
                        Devel. District                                      6.700            05/01/2034        2,149,992
----------------------------------------------------------------------------------------------------------------------------
          965,000       East Homestead, FL Community Devel. District         5.000            05/01/2011          974,476
----------------------------------------------------------------------------------------------------------------------------
          960,000       East Homestead, FL Community Devel. District         5.375            05/01/2036          975,053
----------------------------------------------------------------------------------------------------------------------------
        1,400,000       East Homestead, FL Community Devel. District         5.450            11/01/2036        1,423,352
----------------------------------------------------------------------------------------------------------------------------
          960,000       Fiddlers Creek, FL Community Devel. District         5.875            05/01/2021        1,006,272
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Fiddlers Creek, FL Community Devel. District
                        No. 2 Special Assessment                             6.000            05/01/2038        3,198,570
----------------------------------------------------------------------------------------------------------------------------
          895,000       FL Capital Trust Agency (AHF Florida LLC)            8.125            10/01/2038          942,131
----------------------------------------------------------------------------------------------------------------------------
        2,550,000       FL Capital Trust Agency (American Opportunity)       5.875            06/01/2038        2,623,364
----------------------------------------------------------------------------------------------------------------------------
       10,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          5.300            07/01/2035       10,216,800
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          5.350            07/01/2040        5,096,600
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          6.000            07/01/2040        6,077,280
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          8.000            07/01/2040        2,004,900
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       FL Capital Trust Agency (Seminole Tribe
                        Convention)                                          8.950            10/01/2033        1,480,968
----------------------------------------------------------------------------------------------------------------------------
           50,000       FL Dept. of Transportation Alligator Alley           5.125            07/01/2022           50,917
----------------------------------------------------------------------------------------------------------------------------
          245,000       FL Gateway Services Community Devel. District
                        (Sun City Center)                                    6.500            05/01/2033          265,894
----------------------------------------------------------------------------------------------------------------------------

7                          |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Florida Continued
      $   950,000       FL Principal One Community Devel. District           5.650%           05/01/2035   $      976,353
----------------------------------------------------------------------------------------------------------------------------
        1,300,000       Forest Creek, FL Community Devel. District           5.450            05/01/2036        1,319,864
----------------------------------------------------------------------------------------------------------------------------
        5,750,000       Glades, FL Correctional Devel. Corp.
                        (Glades County Detention)                            7.375            03/01/2030        6,087,410
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Greater Lakes/Sawgrass Bay, FL Community
                        Devel. District                                      5.500            05/01/2038        3,070,500
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Heritage Bay, FL Community Devel. District           5.500            05/01/2036        4,072,520
----------------------------------------------------------------------------------------------------------------------------
          975,000       Heritage Harbour South, FL Community Devel.
                        District                                             6.500            05/01/2034        1,058,714
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Heritage Plantation, FL Community Devel.
                        District                                             5.400            05/01/2037        1,267,150
----------------------------------------------------------------------------------------------------------------------------
           10,000       Hialeah, FL Hsg. Authority                           5.800            06/20/2033           10,640
----------------------------------------------------------------------------------------------------------------------------
          325,000       Highland Meadows, FL Community Devel. District
                        Special Assessment, Series A                         5.500            05/01/2036          332,114
----------------------------------------------------------------------------------------------------------------------------
           10,000       Highlands County, FL Health Facilities
                        Authority (Adventist)                                5.250            11/15/2028           10,419
----------------------------------------------------------------------------------------------------------------------------
        3,270,000       Highlands, FL Community Devel. District              5.000            05/01/2011        3,293,152
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       Highlands, FL Community Devel. District              5.550            05/01/2036        6,157,320
----------------------------------------------------------------------------------------------------------------------------
          750,000       Hillsborough County, FL IDA (Senior Care Group)      6.750            07/01/2029          768,083
----------------------------------------------------------------------------------------------------------------------------
           25,000       Hillsborough County, FL IDA (Tampa General
                        Hospital)                                            5.400            10/01/2028           26,733
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Hillsborough County, FL IDA (University
                        Community Hospital)                                  5.625            08/15/2023        3,139,110
----------------------------------------------------------------------------------------------------------------------------
           10,000       Hillsborough County, FL School Board COP             5.375            07/01/2021           10,350
----------------------------------------------------------------------------------------------------------------------------
        1,600,000       Islands at Doral, FL Southwest Community
                        Devel. District                                      6.375            05/01/2035        1,730,752
----------------------------------------------------------------------------------------------------------------------------
          145,000       Jacksonville, FL Electric Authority                  5.000            10/01/2031          145,075
----------------------------------------------------------------------------------------------------------------------------
          250,000       Jacksonville, FL Electric Authority (St. Johns
                        River)                                               5.375            10/01/2016          251,588
----------------------------------------------------------------------------------------------------------------------------
           10,000       Jacksonville, FL Electric Authority (Water &
                        Sewer)                                               5.250            10/01/2039           10,460
----------------------------------------------------------------------------------------------------------------------------
        1,875,000       Jacksonville, FL Electric Authority RITES            5.173 2          10/01/2022        1,900,088
----------------------------------------------------------------------------------------------------------------------------
           35,000       Jacksonville, FL Health Facilities Authority
                        (Daughters of Charity Health Services of
                        Austin)                                              5.250            08/15/2027           35,781
----------------------------------------------------------------------------------------------------------------------------
          100,000       Jacksonville, FL Pollution Control
                        (Anheuser-Busch Companies)                           5.700            08/01/2031          101,123
----------------------------------------------------------------------------------------------------------------------------
        1,875,000       K-Bar Ranch, FL Community Devel. District
                        Special Assessment                                   5.450            05/01/2036        1,926,056
----------------------------------------------------------------------------------------------------------------------------
        2,935,000       Keys Cove, FL Community Devel. District              5.500            05/01/2036        2,993,876
----------------------------------------------------------------------------------------------------------------------------
        1,205,000       Keys Cove, FL Community Devel. District              5.875            05/01/2035        1,275,095
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Lake County, FL School Board COP RITES               5.910 2          06/01/2030        3,038,050
----------------------------------------------------------------------------------------------------------------------------
           75,000       Lakeland, FL Hospital System (Lakeland
                        Regional Medical Center)                             5.250            11/15/2025           76,583
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Landmark at Doral, FL Community Devel.
                        District Special Assessment                          5.500            05/01/2038        1,021,890
----------------------------------------------------------------------------------------------------------------------------
        4,500,000       Lee County, FL IDA (Cypress Cove Healthpark)         6.750            10/01/2032        4,852,620
----------------------------------------------------------------------------------------------------------------------------
        2,185,000       Lucaya, FL Community Devel. District                 5.375            05/01/2035        2,209,297
----------------------------------------------------------------------------------------------------------------------------
          585,000       Madison County, FL Mtg. (Twin Oaks)                  6.000            07/01/2025          607,224
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Magnolia West, FL Community Devel. District
                        Special Assessment                                   5.350            05/01/2037        1,520,625
----------------------------------------------------------------------------------------------------------------------------
           85,000       Marion County, FL Hospital District (Munroe
                        Regional Medical Center)                             5.625            10/01/2024           88,863
----------------------------------------------------------------------------------------------------------------------------
        1,925,000       Marsh Harbor, FL Community Devel.
                        District, Series A                                   5.450            05/01/2036        1,954,414
----------------------------------------------------------------------------------------------------------------------------

8                          |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Florida Continued
      $ 3,050,000       Mediterranea, FL Community Devel. District
                        Special Assessment                                   5.600%           05/01/2037   $    3,141,714
----------------------------------------------------------------------------------------------------------------------------
        2,390,000       Miami Beach, FL Health Facilities Authority          6.800            11/15/2031        2,672,163
                        (Mt. Sinai Medical Center)
----------------------------------------------------------------------------------------------------------------------------
           15,000       Miami-Dade County, FL GO                             5.125            11/01/2022           15,482
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Midtown Miami, FL Community Devel. District
                        Special Assessment                                   6.500            05/01/2037        2,780,850
----------------------------------------------------------------------------------------------------------------------------
          150,000       Mira Lago West, FL Community Devel. District         5.375            05/01/2036          152,117
----------------------------------------------------------------------------------------------------------------------------
        1,430,000       Miromar Lakes, FL Community Devel. District          6.875            05/01/2035        1,596,738
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monterra, FL Community Devel. District Special
                        Assessment                                           5.125            11/01/2014        1,013,090
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       New Port Tampa Bay, FL Community Devel.
                        District                                             5.300            11/01/2012        1,013,580
----------------------------------------------------------------------------------------------------------------------------
        7,310,000       New Port Tampa Bay, FL Community Devel.
                        District                                             5.875            05/01/2038        7,568,189
----------------------------------------------------------------------------------------------------------------------------
          500,000       Oak Creek, FL Community Devel. District
                        Special Assessment                                   5.800            05/01/2035          521,695
----------------------------------------------------------------------------------------------------------------------------
        7,940,000       Oakland, FL Charter School                           6.950            12/01/2032        8,533,118
----------------------------------------------------------------------------------------------------------------------------
           25,000       Ocala, FL Capital Improvements COP                   5.375            10/01/2022           25,283
----------------------------------------------------------------------------------------------------------------------------
          300,000       Orange County, FL Health Facilities Authority
                        (GF Orlando/CFGH Obligated Group)                    8.875            07/01/2021          335,109
----------------------------------------------------------------------------------------------------------------------------
          800,000       Orange County, FL Health Facilities Authority
                        (GF Orlando/CFGH Obligated Group)                    9.000            07/01/2031          886,376
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Palm Bay, FL Educational Facilities (Patriot
                        Charter School)                                      7.000            07/01/2036        1,361,888
----------------------------------------------------------------------------------------------------------------------------
           25,000       Palm Beach County, FL Health Facilities
                        Authority (Adult Community Services)                 5.625            11/15/2020           25,526
----------------------------------------------------------------------------------------------------------------------------
           30,000       Palm Beach County, FL Health Facilities
                        Authority (Boca Raton Community Hospital)            5.500            12/01/2021           31,637
----------------------------------------------------------------------------------------------------------------------------
           25,000       Palm Beach County, FL Health Facilities
                        Authority (Boca Raton Community Hospital)            5.625            12/01/2031           26,376
----------------------------------------------------------------------------------------------------------------------------
          195,000       Palm Beach County, FL Multifamily (Boynton
                        Apartments) 7,8                                      8.000            01/01/2014          129,856
----------------------------------------------------------------------------------------------------------------------------
        2,125,000       Palm Coast Park, FL Community Devel. District
                        Special Assessment                                   5.700            05/01/2037        2,172,791
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Palm Glades, FL Community Devel. District            4.850            05/01/2011        1,501,470
----------------------------------------------------------------------------------------------------------------------------
          325,000       Palm Glades, FL Community Devel. District            5.300            05/01/2036          330,288
----------------------------------------------------------------------------------------------------------------------------
        2,910,000       Parkway Center, FL Community Devel. District,
                        Series A                                             6.125            05/01/2024        3,131,829
----------------------------------------------------------------------------------------------------------------------------
        2,205,000       Parkway Center, FL Community Devel. District,
                        Series A                                             6.300            05/01/2034        2,372,624
----------------------------------------------------------------------------------------------------------------------------
           50,000       Pinellas County, FL Educational Facilities
                        Authority (Barry University)                         5.375            10/01/2028           51,480
----------------------------------------------------------------------------------------------------------------------------
        7,910,000       Pinellas County, FL Educational Facilities
                        Authority (Eckerd College)                           5.250            10/01/2029        8,448,592
----------------------------------------------------------------------------------------------------------------------------
          750,000       Portico, FL Community Devel. District                5.450            05/01/2037          762,510
----------------------------------------------------------------------------------------------------------------------------
        9,000,000       Quarry, FL Community Devel. District                 5.250            05/01/2016        9,137,880
----------------------------------------------------------------------------------------------------------------------------
          700,000       Quarry, FL Community Devel. District                 5.250            05/01/2036          702,366
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Quarry, FL Community Devel. District                 5.500            05/01/2036        2,545,325
----------------------------------------------------------------------------------------------------------------------------
       11,500,000       Renaissance Commons, FL Community Devel.
                        District, Series A                                   5.600            05/01/2036       11,816,825
----------------------------------------------------------------------------------------------------------------------------
          250,000       Reunion East, FL Community Devel. District           5.800            05/01/2036          261,015
----------------------------------------------------------------------------------------------------------------------------
        6,025,000       Reunion East, FL Community Devel. District,
                        Series A                                             7.375            05/01/2033        6,728,539
----------------------------------------------------------------------------------------------------------------------------

9                          |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Florida Continued
      $ 2,500,000       Reunion West, FL Community Devel. District
                        Special Assessment                                   6.250%           05/01/2036   $    2,657,200
----------------------------------------------------------------------------------------------------------------------------
          365,000       Santa Rosa Bay, FL Bridge Authority                  6.250            07/01/2028          372,866
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Shingle Creek, FL Community Devel. District          6.100            05/01/2025        2,127,440
----------------------------------------------------------------------------------------------------------------------------
        1,750,000       Shingle Creek, FL Community Devel. District          6.125            05/01/2037        1,851,325
----------------------------------------------------------------------------------------------------------------------------
        1,305,000       Sonoma Bay, FL Community Devel. District,
                        Series A                                             5.450            05/01/2036        1,324,940
----------------------------------------------------------------------------------------------------------------------------
           75,000       South Lake County, FL Hospital District
                        (Orlando Regional Healthcare System)                 5.800            10/01/2034           78,496
----------------------------------------------------------------------------------------------------------------------------
          100,000       South Miami, FL Health Facilities Authority
                        (BHM/BHSSF/HHI/SMH/SMHS Obligated Group)             5.375            10/01/2016          101,121
----------------------------------------------------------------------------------------------------------------------------
        1,280,000       South-Dade, FL Venture Community Devel.
                        District                                             6.125            05/01/2034        1,371,763
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       St. John's Forest, FL Community Devel.
                        District, Series A                                   6.125            05/01/2034        3,192,510
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Stonebrier, FL Community Devel. District             5.500            05/01/2037        1,021,890
----------------------------------------------------------------------------------------------------------------------------
          945,000       Stonegate, FL Community Devel. District              6.000            05/01/2024        1,018,323
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Stonegate, FL Community Devel. District              6.125            05/01/2034        1,066,080
----------------------------------------------------------------------------------------------------------------------------
          780,000       Summerville, FL Community Devel. District            5.500            05/01/2036          795,647
----------------------------------------------------------------------------------------------------------------------------
       14,290,000       Tampa, FL (University of Tampa)                      5.000            04/01/2035       15,211,133
----------------------------------------------------------------------------------------------------------------------------
        4,940,000       Town Center, FL at Palm Coast Community Devel.
                        District                                             6.000            05/01/2036        5,159,484
----------------------------------------------------------------------------------------------------------------------------
        2,185,000       Two Creeks, FL Community Devel. District             5.250            05/01/2037        2,199,618
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Verandah East, FL Community Devel. District          5.400            05/01/2037        2,534,300
----------------------------------------------------------------------------------------------------------------------------
        1,790,000       Villa Portofino West, FL Community Devel.
                        District                                             5.350            05/01/2036        1,799,935
----------------------------------------------------------------------------------------------------------------------------
          900,000       Village, FL Community Devel. District No. 5,
                        Series A                                             6.100            05/01/2034          955,224
----------------------------------------------------------------------------------------------------------------------------
          765,000       Village, FL Community Devel. District No. 5,
                        Series A                                             6.500            05/01/2033          829,359
----------------------------------------------------------------------------------------------------------------------------
        1,600,000       Villages of Westport, FL Community Devel.
                        District                                             5.700            05/01/2035        1,637,888
----------------------------------------------------------------------------------------------------------------------------
        1,660,000       Volusia County, FL Educational Facility
                        Authority (Embry-Riddle Aeronautical
                        University)                                          5.000            10/15/2025        1,743,697
----------------------------------------------------------------------------------------------------------------------------
          170,000       Volusia County, FL Educational Facility
                        Authority (Embry-Riddle Aeronautical
                        University)                                          5.000            10/15/2035          177,670
----------------------------------------------------------------------------------------------------------------------------
        2,550,000       Volusia County, FL Educational Facility
                        Authority ROLs                                       8.808 2          10/15/2013        3,064,284
----------------------------------------------------------------------------------------------------------------------------
        7,900,000       Volusia County, FL Educational Facility
                        Authority ROLs                                       8.808 2          10/15/2035        9,325,950
----------------------------------------------------------------------------------------------------------------------------
          265,000       Volusia County, FL Health Facilities Authority       5.500            11/15/2026          265,358
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Waterford Estates, FL Community Devel.
                        District Special Assessment                          5.125            05/01/2013        1,516,515
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Waterford Estates, FL Community Devel.
                        District Special Assessment                          5.500            05/01/2037        2,574,350
----------------------------------------------------------------------------------------------------------------------------
        1,900,000       Watergrass, FL Community Devel. District             4.875            11/01/2010        1,896,580
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Waters Edge, FL Community Devel. District            5.300            05/01/2036        5,005,550
----------------------------------------------------------------------------------------------------------------------------
          900,000       Waters Edge, FL Community Devel. District            5.350            05/01/2039          911,700
----------------------------------------------------------------------------------------------------------------------------
          250,000       Waters Edge, FL Community Devel. District            5.400            05/01/2039          253,058
----------------------------------------------------------------------------------------------------------------------------
        4,265,000       Wentworth Estates, FL Community Devel. District      5.125            11/01/2012        4,308,844
----------------------------------------------------------------------------------------------------------------------------
        3,525,000       Wentworth Estates, FL Community Devel. District      5.625            05/01/2037        3,611,081
----------------------------------------------------------------------------------------------------------------------------
          500,000       West Villages, FL Improvement District               5.500            05/01/2037          511,405
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       West Villages, FL Improvement District               5.800            05/01/2036        3,132,450
----------------------------------------------------------------------------------------------------------------------------
        6,000,000       Westside FL Community Devel. District                5.650            05/01/2037        6,164,940
----------------------------------------------------------------------------------------------------------------------------
          500,000       Winter Garden Village at Fowler Groves, FL
                        Community Devel. District Special Tax                5.650            05/01/2037          517,650
----------------------------------------------------------------------------------------------------------------------------
        2,800,000       World Commerce, FL Community Devel. District
                        Special Assessment                                   6.500            05/01/2036        2,998,268
----------------------------------------------------------------------------------------------------------------------------

10                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Florida Continued
      $   500,000       Zephyr Ridge, FL Community Devel. District           5.250%           05/01/2013   $      508,945
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Zephyr Ridge, FL Community Devel. District           5.625            05/01/2037        1,021,670
                                                                                                           -----------------
                                                                                                              309,297,669
Georgia--3.7%
       13,410,000       Athens, GA Area Facilities Corp. COP
                        (Georgia Dept. of Labor)                             5.000            06/15/2037       13,803,986
----------------------------------------------------------------------------------------------------------------------------
       13,000,000       Atlanta, GA Devel. Authority Student Hsg.
                        (ADA/CAU Partners)                                   6.000            07/01/2036       14,503,970
----------------------------------------------------------------------------------------------------------------------------
        3,905,000       Atlanta, GA Devel. Authority Student Hsg.
                        (ADA/CAU Partners)                                   6.250            07/01/2024        4,483,018
----------------------------------------------------------------------------------------------------------------------------
        2,470,000       Atlanta, GA Devel. Authority Student Hsg.
                        (ADA/CAU Partners)                                   6.250            07/01/2036        2,812,861
----------------------------------------------------------------------------------------------------------------------------
           15,000       Atlanta, GA HDC (Bedford Tower)                      6.250            01/01/2015           15,148
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Atlanta, GA Tax Allocation (Eastside)                5.400            01/01/2020        1,034,540
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Atlanta, GA Tax Allocation (Eastside)                5.600            01/01/2030        2,593,050
----------------------------------------------------------------------------------------------------------------------------
        1,235,000       Atlanta, GA Tax Allocation (Princeton Lakes)         5.500            01/01/2031        1,262,096
----------------------------------------------------------------------------------------------------------------------------
           45,000       Clarke County, GA Hospital Authority (Athens
                        Regional Medical Center)                             5.000            01/01/2027           45,073
----------------------------------------------------------------------------------------------------------------------------
           45,000       Clarke County, GA Hospital Authority (Athens
                        Regional Medical Center)                             5.250            01/01/2029           46,681
----------------------------------------------------------------------------------------------------------------------------
           20,000       De Kalb County, GA Devel. Authority (General
                        Motors Corp.)                                        6.000            03/15/2021           20,348
----------------------------------------------------------------------------------------------------------------------------
        9,745,000       De Kalb County, GA Devel. Authority Public
                        Purpose                                              5.500            12/10/2023       10,049,336
----------------------------------------------------------------------------------------------------------------------------
          995,000       De Kalb County, GA Hsg. Authority (Alternative
                        Hsg. Snapwoods)                                      5.500            12/20/2032        1,034,263
----------------------------------------------------------------------------------------------------------------------------
        3,805,000       East Point, GA (Camp Creek), Series B                8.000            02/01/2026        4,361,748
----------------------------------------------------------------------------------------------------------------------------
        5,695,000       East Point, GA (Camp Creek), Series B                8.000            02/01/2026        6,528,292
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Fulton County, GA Residential Care Facilities
                        (Canterbury Court)                                   6.125            02/15/2034        2,079,320
----------------------------------------------------------------------------------------------------------------------------
           25,000       GA HFA (Hunters Grove)                               5.850            01/01/2017           25,560
----------------------------------------------------------------------------------------------------------------------------
        2,815,000       GA Municipal Electric Authority RITES               12.698 2          01/01/2017        4,960,030
----------------------------------------------------------------------------------------------------------------------------
          500,000       GA Municipal Electric Authority, Series X            6.500            01/01/2012          541,795
----------------------------------------------------------------------------------------------------------------------------
           30,000       Gainesville & Hall County, GA Hospital
                        Authority (NEGHS/NEGMC/NEGHR Obligated Group)        5.375            05/15/2024           31,323
----------------------------------------------------------------------------------------------------------------------------
           50,000       Gainesville & Hall County, GA Hospital
                        Authority (Northeast Georgia Health Systems)         5.500            05/15/2031           52,313
----------------------------------------------------------------------------------------------------------------------------
          280,000       Gordon County, GA Hospital Authority
                        (AHS-Sunbelt/AHS-GA Obligated Group)                 5.750            11/15/2025          283,573
----------------------------------------------------------------------------------------------------------------------------
           15,000       Gwinnett County, GA Hospital Authority
                        (Gwinnett Hospital System)                           5.000            09/01/2019           15,013
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Milledgeville & Baldwin County, GA Devel.
                        Authority (Georgia College & State University
                        Foundation Property III)                             6.000            09/01/2033        2,756,625
----------------------------------------------------------------------------------------------------------------------------
          110,000       Private Colleges & University Authority, GA
                        (Mercer University)                                  5.375            10/01/2029          113,367
----------------------------------------------------------------------------------------------------------------------------
            5,000       Private Colleges & University Authority, GA
                        (Mercer University)                                  5.375            06/01/2031            5,166
----------------------------------------------------------------------------------------------------------------------------
          500,000       Savannah, GA EDA (Skidway Health & Living
                        Services)                                            7.400            01/01/2024          531,715
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Savannah, GA EDA (Stone Container Corp.)             8.125            07/01/2015        1,022,510
----------------------------------------------------------------------------------------------------------------------------
           30,000       Savannah, GA EDA (University Financing
                        Foundation)                                          6.750            11/15/2020           33,150
----------------------------------------------------------------------------------------------------------------------------

11                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Georgia Continued
      $   125,000       Savannah, GA EDA (University Financing
                        Foundation)                                          6.750%           11/15/2031   $      138,175
----------------------------------------------------------------------------------------------------------------------------
           30,000       Smyrna, GA Hospital Authority (Emory-Adventist)      5.500            08/01/2026           30,639
                                                                                                           -----------------
                                                                                                               75,214,684
Hawaii--0.6%
          130,000       Hawaii County, HI Improvement District No. 17
                        (Kaloko Subdivision)                                 7.375            08/01/2011          135,669
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       HI Airports System RITES                             7.558 2          07/01/2020        5,831,100
----------------------------------------------------------------------------------------------------------------------------
        4,200,000       HI Dept. of Budget & Finance Special Purpose
                        (Kahala Nui)                                         8.000            11/15/2033        4,872,294
----------------------------------------------------------------------------------------------------------------------------
          500,000       HI Dept. of Budget & Finance Special Purpose
                        (Kahala Senior Living Community)                     7.875            11/15/2023          579,995
----------------------------------------------------------------------------------------------------------------------------
          150,000       HI Hsg. Finance & Devel. Corp. (Single Family        5.450            07/01/2017          155,111
                        Mtg.)
                                                                                                           -----------------
                                                                                                               11,574,169
Idaho--1.6%
        2,500,000       ID Health Facilities Authority ROLs                  8.728 2          09/01/2035        2,868,300
----------------------------------------------------------------------------------------------------------------------------
        1,780,000       ID Health Facilities Authority ROLs                  8.728 2          09/01/2035        2,042,230
----------------------------------------------------------------------------------------------------------------------------
           20,000       ID Hsg. Agency (Multifamily Hsg.)                    6.700            07/01/2024           20,024
----------------------------------------------------------------------------------------------------------------------------
        1,900,000       Madison County, ID Hospital COP                      5.250            09/01/2037        1,984,151
----------------------------------------------------------------------------------------------------------------------------
       16,870,000       Nez Perce County, ID Pollution Control
                        (Potlatch Corp.)                                     6.000            10/01/2024       17,185,806
----------------------------------------------------------------------------------------------------------------------------
        5,360,000       Pocatello, ID Devel. Authority Revenue
                        Allocation Tax Increment, Series A                   6.000            08/01/2028        5,400,629
----------------------------------------------------------------------------------------------------------------------------
        2,980,000       Twin Falls, ID Urban Renewal Agency, Series A        5.450            08/01/2022        3,013,823
                                                                                                           -----------------
                                                                                                               32,514,963
Illinois--8.4%
        1,825,000       Bedford Park, IL Tax                                 5.125            12/30/2018        1,837,483
----------------------------------------------------------------------------------------------------------------------------
          515,000       Bryant, IL Pollution Control (Central Illinois
                        Light Company)                                       5.900            08/01/2023          519,522
----------------------------------------------------------------------------------------------------------------------------
          355,000       Carol Stream, IL Tax (Geneva Crossing)               5.000            12/30/2021          355,717
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Cary, IL Special Tax (Special Service Area No.
                        1)                                                   5.000            03/01/2030        1,038,090
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Cary, IL Special Tax (Special Service Area No.
                        2)                                                   5.000            03/01/2030        2,076,180
----------------------------------------------------------------------------------------------------------------------------
          315,000       Chicago, IL Board of Education
                        (Chicago School Reform)                              5.250            12/01/2030          325,908
----------------------------------------------------------------------------------------------------------------------------
        1,515,000       Chicago, IL GO                                       5.125            01/01/2025        1,536,407
----------------------------------------------------------------------------------------------------------------------------
       10,030,000       Chicago, IL Midway Airport                           5.500            01/01/2029       10,161,895
----------------------------------------------------------------------------------------------------------------------------
       31,245,000       Chicago, IL O'Hare International Airport
                        (American Airlines)                                  8.200            12/01/2024       32,219,844
----------------------------------------------------------------------------------------------------------------------------
           50,000       Chicago, IL O'Hare International Airport
                        (Passenger Facility Charge)                          5.625            01/01/2014           51,052
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Chicago, IL Tax (Pilsen Redevel.)                    6.750            06/01/2022        5,273,700
----------------------------------------------------------------------------------------------------------------------------
          105,000       Chicago, IL Wastewater                               5.000            01/01/2030          106,923
----------------------------------------------------------------------------------------------------------------------------
           35,000       Chicago, IL Wastewater                               5.125            01/01/2025           35,506
----------------------------------------------------------------------------------------------------------------------------
           65,000       Chicago, IL Waterworks                               5.000            11/01/2025           66,338
----------------------------------------------------------------------------------------------------------------------------
           20,000       Cook County, IL (Jewish Federation)                  6.000            08/15/2022           20,436
----------------------------------------------------------------------------------------------------------------------------
        2,400,000       Cook County, IL Community School District GO         7.125            06/01/2024        3,114,840
----------------------------------------------------------------------------------------------------------------------------
        1,125,000       Cortland, IL Special Tax (Sheaffer System)           5.500            03/01/2017        1,140,041
----------------------------------------------------------------------------------------------------------------------------
          500,000       Deerfield, IL Educational Facilities
                        (Chicagoland Jewish High School)                     6.000            05/01/2041          512,915
----------------------------------------------------------------------------------------------------------------------------

12                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Illinois Continued
      $   270,000       Du Page County, IL Special Service Area No. 31
                        Special Tax (Monarch Landing)                        5.400%           03/01/2016   $      282,363
----------------------------------------------------------------------------------------------------------------------------
          320,000       Du Page County, IL Special Service Area No. 31       5.625            03/01/2036          335,114
                        Special Tax (Monarch Landing)
----------------------------------------------------------------------------------------------------------------------------
          145,000       IL Devel. Finance Authority Pollution Control
                        (Central Illinois Public Service Company)            5.700            08/15/2026          145,235
----------------------------------------------------------------------------------------------------------------------------
       12,250,000       IL Devel. Finance Authority Pollution Control
                        (Central Illinois Public Service Company)            5.950            08/15/2026       12,391,978
----------------------------------------------------------------------------------------------------------------------------
          350,000       IL Devel. Finance Authority Pollution Control
                        (Illinois Power Company)                             5.400            03/01/2028          350,462
----------------------------------------------------------------------------------------------------------------------------
          300,000       IL Devel. Finance Authority Pollution Control
                        (Illinois Power Company)                             5.400            03/01/2028          300,396
----------------------------------------------------------------------------------------------------------------------------
        1,625,000       IL Educational Facilities Authority (Augustana
                        College)                                             5.625            10/01/2022        1,725,035
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       IL Educational Facilities Authority (Augustana
                        College)                                             5.700            10/01/2032        3,149,790
----------------------------------------------------------------------------------------------------------------------------
        1,125,000       IL Educational Facilities Authority
                        (Educational Advancement Fund)                       6.250            05/01/2034        1,139,141
----------------------------------------------------------------------------------------------------------------------------
        4,715,000       IL Educational Facilities Authority
                        (Northwestern University)                            5.000            12/01/2038        4,918,924
----------------------------------------------------------------------------------------------------------------------------
        1,450,000       IL Educational Facilities Authority (Plum
                        Creek Rolling Meadows)                               6.500            12/01/2037        1,474,839
----------------------------------------------------------------------------------------------------------------------------
        1,920,000       IL Finance Authority (Bethel Terrace
                        Apartments)                                          5.125            09/01/2025        1,922,573
----------------------------------------------------------------------------------------------------------------------------
        1,750,000       IL Finance Authority (Clare Oaks)                    6.000            11/15/2039        1,829,118
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       IL Finance Authority (Friendship Village
                        Schaumburg)                                          5.375            02/15/2025        2,028,540
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       IL Finance Authority (Friendship Village
                        Schaumburg)                                          5.625            02/15/2037        2,047,000
----------------------------------------------------------------------------------------------------------------------------
          500,000       IL Finance Authority (Luther Oaks)                   5.700            08/15/2028          505,000
----------------------------------------------------------------------------------------------------------------------------
          500,000       IL Finance Authority (Luther Oaks)                   6.000            08/15/2039          526,025
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       IL Finance Authority (Lutheran Hillside
                        Village)                                             5.250            02/01/2037        5,229,150
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       IL Finance Authority (Lutheran Social Services
                        of Illinois/Vesper Management Corp. Obligated
                        Group)                                               5.125            08/15/2028        1,001,510
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       IL Finance Authority Student Hsg. (MJH
                        Education Assistance)                                5.125            06/01/2035        3,093,930
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       IL Health Facilities Authority (Covenant
                        Retirement Communities)                              5.625            12/01/2032        5,388,800
----------------------------------------------------------------------------------------------------------------------------
        1,755,000       IL Health Facilities Authority (Edward
                        Hospital)                                            6.000            02/15/2019        1,784,905
----------------------------------------------------------------------------------------------------------------------------
           60,000       IL Health Facilities Authority (EMH/EMHH/EMHS
                        Obligated Group)                                     5.625            01/01/2028           64,045
----------------------------------------------------------------------------------------------------------------------------
          500,000       IL Health Facilities Authority (Hinsdale)            7.000            11/15/2019          524,800
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       IL Health Facilities Authority (Lake Forest
                        Hospital)                                            6.000            07/01/2033        4,413,400
----------------------------------------------------------------------------------------------------------------------------
           25,000       IL Health Facilities Authority (Rockford
                        Memorial Hospital/Rockford Memorial Health
                        Services Corp. Obligated Group)                      5.000            08/15/2021           25,400
----------------------------------------------------------------------------------------------------------------------------
        3,500,000       IL Health Facilities Authority ROLs                  9.223 2          08/15/2033        4,064,690
----------------------------------------------------------------------------------------------------------------------------
           50,000       IL Hsg. Devel. Authority (Multifamily Hsg.)          6.100            07/01/2028           50,049
----------------------------------------------------------------------------------------------------------------------------
           75,000       IL Hsg. Devel. Authority (Multifamily Hsg.)          7.000            07/01/2017           75,931
----------------------------------------------------------------------------------------------------------------------------
          945,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                        Series 1991-A                                        8.250            07/01/2016          985,937
----------------------------------------------------------------------------------------------------------------------------
           15,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                        Series A                                             6.125            07/01/2025           15,017
----------------------------------------------------------------------------------------------------------------------------
          145,000       IL Metropolitan Pier & Exposition Authority          5.250            06/15/2027          148,054
----------------------------------------------------------------------------------------------------------------------------

13                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Illinois Continued
      $ 2,500,000       IL Metropolitan Pier & Exposition Authority
                        RITES                                                6.698% 2         12/15/2028   $    2,972,550
----------------------------------------------------------------------------------------------------------------------------
          100,000       Lake County, IL HFC, Series A                        6.700            11/01/2014          100,171
----------------------------------------------------------------------------------------------------------------------------
        3,740,000       Lakemoor Village, IL Special Tax                     5.000            03/01/2027        3,911,479
----------------------------------------------------------------------------------------------------------------------------
        2,725,000       Lincolnshire, IL Special Service Area No. 1
                        Special Tax (Sedgebrook)                             6.250            03/01/2034        2,913,625
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)                          5.250            01/01/2025        3,207,990
----------------------------------------------------------------------------------------------------------------------------
       13,330,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)                          5.250            01/01/2036       14,202,182
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)                          5.500            01/01/2030        3,238,320
----------------------------------------------------------------------------------------------------------------------------
        1,575,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel) 1                        5.500            01/01/2036        1,687,849
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Lombard, IL Public Facilities Corp.
                        (Conference Center & Hotel)                          7.125            01/01/2036        3,226,890
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Plano, IL Special Service Area No. 5                 6.000            03/01/2036        1,289,238
----------------------------------------------------------------------------------------------------------------------------
           40,000       Quincy, IL (Blessing Hospital)                       6.000            11/15/2018           40,054
----------------------------------------------------------------------------------------------------------------------------
          500,000       Schaumburg, IL Multifamily Hsg. (Plum Grove)         6.050            02/01/2031          520,335
----------------------------------------------------------------------------------------------------------------------------
          500,000       Southwestern, IL Devel. Authority (Eden
                        Retirement Center)                                   5.850            12/01/2036          503,455
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Volo Village, IL Special Service Area
                        (Lancaster Falls)                                    5.750            03/01/2036        1,009,530
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Volo Village, IL Special Service Area
                        (Remington Pointe)                                   6.450            03/01/2034        4,245,640
----------------------------------------------------------------------------------------------------------------------------
        1,825,000       Yorkville, IL United City Special Services
                        Area Special Tax (Bristol Bay)                       5.875            03/01/2036        1,839,856
----------------------------------------------------------------------------------------------------------------------------
        1,750,000       Yorkville, IL United City Special Services           6.250            03/01/2035        1,861,475
                        Area Special Tax (Raintree Village II)
                                                                                                           -----------------
                                                                                                              169,100,587
Indiana--1.5%
        4,815,000       Boone County, IN Redevel. Commission, Series A       5.250            02/01/2034        5,090,514
----------------------------------------------------------------------------------------------------------------------------
        1,600,000       Hamilton County, IN Redevel. District (Thomas
                        Electrics)                                           5.100            02/01/2031        1,616,640
----------------------------------------------------------------------------------------------------------------------------
           25,000       IN Devel. Finance Authority (USX Corp.)              5.600            12/01/2032           25,899
----------------------------------------------------------------------------------------------------------------------------
          290,000       IN Devel. Finance Authority (USX Corp.)              6.150            07/15/2022          297,102
----------------------------------------------------------------------------------------------------------------------------
           30,000       IN Health Facility Financing Authority
                        (Ancilla System)                                     5.250            07/01/2022           30,601
----------------------------------------------------------------------------------------------------------------------------
           15,000       IN Health Facility Financing Authority
                        (Deaconess Hospital)                                 5.500            03/01/2029           15,468
----------------------------------------------------------------------------------------------------------------------------
           15,000       IN HFA (Single Family Mtg.)                          6.800            01/01/2017           15,386
----------------------------------------------------------------------------------------------------------------------------
           25,000       IN Municipal Power Agency, Series A                  5.300            01/01/2023           25,292
----------------------------------------------------------------------------------------------------------------------------
        3,250,000       Indianapolis, IN Local Public Improvement Bond
                        Bank RITES                                           7.708 2          07/01/2033        4,350,450
----------------------------------------------------------------------------------------------------------------------------
        1,605,000       Marion, IN Redevel. District County Optional
                        Income Tax                                           5.250            01/15/2025        1,715,681
----------------------------------------------------------------------------------------------------------------------------
        6,820,000       Nobelsville, IN Redevel. Authority (146th
                        Street Extension)                                    5.250            02/01/2030        7,272,302
----------------------------------------------------------------------------------------------------------------------------
        4,750,000       North Manchester, IN (Estelle Peabody Memorial
                        Home)                                                7.125            07/01/2022        4,966,363
----------------------------------------------------------------------------------------------------------------------------
           65,000       Petersburg, IN Pollution Control (Indianapolis
                        Power & Light Company)                               5.400            08/01/2017           68,101
----------------------------------------------------------------------------------------------------------------------------
        1,625,000       Petersburg, IN Pollution Control (Indianapolis
                        Power & Light Company) 1                             6.625            12/01/2024        1,628,900
----------------------------------------------------------------------------------------------------------------------------

14                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Indiana Continued
      $ 1,195,000       Portage, IN Economic Devel. (Ameriplex)              5.000%           07/15/2023   $    1,219,796
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Portage, IN Economic Devel. (Ameriplex)              5.000            01/15/2027        1,016,080
----------------------------------------------------------------------------------------------------------------------------
          240,000       St. Joseph County, IN Economic Devel. (Holy
                        Cross Village Notre Dame)                            6.000            05/15/2038          252,446
----------------------------------------------------------------------------------------------------------------------------
        1,400,000       Vanderburgh County, IN Redevel. Commission           5.250            02/01/2031        1,481,466
                                                                                                           -----------------
                                                                                                               31,088,487
Iowa--2.3%
          400,000       Bremer County, IA Retirement Facilities
                        (Bartels Lutheran)                                   5.125            11/15/2020          405,072
----------------------------------------------------------------------------------------------------------------------------
          700,000       Bremer County, IA Retirement Facilities
                        (Bartels Lutheran)                                   5.375            11/15/2027          712,516
----------------------------------------------------------------------------------------------------------------------------
          250,000       Coralville, IA Urban Renewal                         5.750            06/01/2028          258,348
----------------------------------------------------------------------------------------------------------------------------
        1,050,000       Coralville, IA Urban Renewal                         6.000            06/01/2036        1,095,623
----------------------------------------------------------------------------------------------------------------------------
          750,000       IA Finance Authority (Amity Fellowserve)             6.500            10/01/2036          768,683
----------------------------------------------------------------------------------------------------------------------------
           50,000       IA Finance Authority (Boys & Girls Home &
                        Family Services)                                     6.250            12/01/2028           51,866
----------------------------------------------------------------------------------------------------------------------------
          325,000       IA Finance Authority (Mercy Health Services)         5.250            08/15/2027          332,072
----------------------------------------------------------------------------------------------------------------------------
        1,235,000       IA Finance Authority Health Facilities (Care
                        Initiatives)                                         5.500            07/01/2025        1,304,580
----------------------------------------------------------------------------------------------------------------------------
        7,350,000       IA Finance Authority Health Facilities (Pella
                        Regional Health Center)                              5.000            12/01/2039        7,710,003
----------------------------------------------------------------------------------------------------------------------------
          500,000       IA Finance Authority Retirement Community
                        (Friendship Haven)                                   5.750            11/15/2019          507,010
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       IA Finance Authority Retirement Community
                        (Friendship Haven)                                   6.000            11/15/2024        1,023,740
----------------------------------------------------------------------------------------------------------------------------
          900,000       IA Finance Authority Retirement Community
                        (Friendship Haven)                                   6.125            11/15/2032          921,834
----------------------------------------------------------------------------------------------------------------------------
        4,185,000       IA Higher Education Loan Authority (Wartburg
                        College)                                             5.250            10/01/2030        4,325,658
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       IA Higher Education Loan Authority (Wartburg
                        College)                                             5.300            10/01/2037        3,100,650
----------------------------------------------------------------------------------------------------------------------------
        5,420,000       IA Tobacco Settlement Authority                      5.375            06/01/2038        5,697,233
----------------------------------------------------------------------------------------------------------------------------
          210,000       IA Tobacco Settlement Authority                      5.500            06/01/2042          221,365
----------------------------------------------------------------------------------------------------------------------------
           25,000       IA Tobacco Settlement Authority                      5.625            06/01/2046           26,572
----------------------------------------------------------------------------------------------------------------------------
       15,420,000       IA Tobacco Settlement Authority ROLs 4               9.254 2          06/01/2046       18,327,904
----------------------------------------------------------------------------------------------------------------------------
           30,000       Iowa City, IA Sewer                                  5.750            07/01/2021           30,050
                                                                                                           -----------------
                                                                                                               46,820,779
Kansas--0.6%
        1,730,000       Hays, KS Sales Tax                                   6.000            01/01/2025        1,766,659
----------------------------------------------------------------------------------------------------------------------------
        2,735,000       KS Devel. Finance Authority (Luther Gardens)         5.600            05/20/2034        3,017,662
----------------------------------------------------------------------------------------------------------------------------
           70,000       La Cygne, KS Pollution Control (Kansas Gas &
                        Electric Company)                                    5.100            03/01/2023           70,071
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Pittsburgh, KS Special Obligation (North
                        Broadway Redevel.)                                   4.900            04/01/2024        2,517,725
----------------------------------------------------------------------------------------------------------------------------
        3,680,000       Wyandotte County/Kansas City, KS                     4.875            10/01/2028        3,692,218
                        Transportation Devel. District (Legends
                        Village West)
                                                                                                           -----------------
                                                                                                               11,064,335
Kentucky--0.2%
          970,000       Kenton County, KY Airport Special Facilities
                        (Delta Airlines) 7,9                                 7.250            02/01/2022          583,280
----------------------------------------------------------------------------------------------------------------------------
          215,000       KY EDFA (St. Claire Medical Center)                  5.625            09/01/2021          215,316
----------------------------------------------------------------------------------------------------------------------------

15                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Kentucky Continued
      $ 2,500,000       Louisville & Jefferson County, KY Metropolitan
                        Government (AHSI/AOLM Obligated Group)               5.000%           10/01/2035   $    2,580,625
----------------------------------------------------------------------------------------------------------------------------
           15,000       Springfield, KY Educational Devel. (St.              5.750            10/01/2035           15,571
                        Catherine College)
                                                                                                           -----------------
                                                                                                                3,394,792
Louisiana--1.9%
        5,010,000       Calcasieu Parish, LA Industrial Devel. Board
                        (Olin Corp.)                                         6.625            02/01/2016        5,380,740
----------------------------------------------------------------------------------------------------------------------------
           10,000       Calcasieu Parish, LA Industrial Devel. Board
                        Pollution Control (Entergy Gulf States)              5.450            07/01/2010           10,021
----------------------------------------------------------------------------------------------------------------------------
           60,000       Epps, LA COP 9                                       8.000            06/01/2018           62,332
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       LA Local Government EF&CD Authority (Bellemont
                        Apartments)                                          6.000            09/01/2022        1,050,750
----------------------------------------------------------------------------------------------------------------------------
        1,750,000       LA Local Government EF&CD Authority (Bellemont
                        Apartments)                                          6.000            09/01/2027        1,829,818
----------------------------------------------------------------------------------------------------------------------------
        3,825,000       LA Local Government EF&CD Authority (Bellemont
                        Apartments)                                          6.000            09/01/2035        3,977,924
----------------------------------------------------------------------------------------------------------------------------
          840,000       LA Local Government EF&CD Authority (Bellemont
                        Apartments)                                          7.500            09/01/2016          887,838
----------------------------------------------------------------------------------------------------------------------------
        1,325,000       LA Local Government EF&CD Authority (Capital
                        Projects and Equipment)                              6.550            09/01/2025        1,475,984
----------------------------------------------------------------------------------------------------------------------------
        6,155,000       LA Local Government EF&CD Authority (Oakleigh
                        Apartments) Series A                                 6.375            06/01/2038        6,580,003
----------------------------------------------------------------------------------------------------------------------------
        1,235,000       LA Local Government EF&CD Authority (Oakleigh
                        Apartments), Series A                                7.500            06/01/2038        1,310,582
----------------------------------------------------------------------------------------------------------------------------
           25,000       LA Public Facilities Authority (Dillard
                        University)                                          5.300            08/01/2026           26,672
----------------------------------------------------------------------------------------------------------------------------
          305,000       LA Tobacco Settlement Financing Corp. (TASC)         5.875            05/15/2039          324,852
----------------------------------------------------------------------------------------------------------------------------
       11,745,000       LA Tobacco Settlement Financing Corp. RITES          6.698 2          05/15/2039       13,274,082
----------------------------------------------------------------------------------------------------------------------------
          250,000       New Orleans, LA Aviation Board (Passenger
                        Facility Charge)                                     6.000            09/01/2019          250,415
----------------------------------------------------------------------------------------------------------------------------
          135,000       New Orleans, LA Exhibit Hall Special Tax
                        (Ernest N. Morial)                                   5.500            07/15/2018          136,530
----------------------------------------------------------------------------------------------------------------------------
          140,000       New Orleans, LA Exhibit Hall Special Tax
                        (Ernest N. Morial)                                   5.600            07/15/2025          141,599
----------------------------------------------------------------------------------------------------------------------------
          250,000       New Orleans, LA GO                                   5.500            12/01/2021          279,045
----------------------------------------------------------------------------------------------------------------------------
          160,000       Orleans Parish, LA School Board                      5.375            09/01/2018          160,168
----------------------------------------------------------------------------------------------------------------------------
          300,000       Pointe Coupee Parish, LA Pollution Control
                        (Gulf State Utilities Company)                       6.700            03/01/2013          301,509
----------------------------------------------------------------------------------------------------------------------------
          500,000       St. Tammany Parish, LA Hospital Service
                        District (St. Tammany Parish Hospital)               5.000            07/01/2022          505,890
----------------------------------------------------------------------------------------------------------------------------
           25,000       West Feliciana Parish, LA Pollution Control          7.000            11/01/2015           25,301
                        (Entergy Gulf States)
                                                                                                           -----------------
                                                                                                               37,992,055
Maryland--1.6%
          950,000       Baltimore, MD Convention Center 1                    5.875            09/01/2039        1,007,741
----------------------------------------------------------------------------------------------------------------------------
        2,300,000       Brunswick, MD Special Obligation (Brunswick
                        Crossing)                                            5.500            07/01/2036        2,356,120
----------------------------------------------------------------------------------------------------------------------------
        7,585,000       Frederick County, MD Education Facilities
                        (Mount St. Mary University)                          5.625            09/01/2038        8,150,386
----------------------------------------------------------------------------------------------------------------------------
          250,000       Frederick, MD (Carrollton Apartments)                5.850            03/01/2028          256,975
----------------------------------------------------------------------------------------------------------------------------
           25,000       MD EDC Student Hsg. (Allegheny College Hsg.)         5.750            09/01/2020           26,706
----------------------------------------------------------------------------------------------------------------------------

16                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Maryland Continued
      $    40,000       MD EDC Student Hsg. (Allegheny College Hsg.)         6.000%           09/01/2032   $       42,976
----------------------------------------------------------------------------------------------------------------------------
        4,900,000       MD EDC Student Hsg. (Bowie State University)         5.375            06/01/2033        4,744,915
----------------------------------------------------------------------------------------------------------------------------
          620,000       MD EDC Student Hsg. (Collegiate Hsg.
                        Foundation)                                          5.750            06/01/2029          640,727
----------------------------------------------------------------------------------------------------------------------------
          520,000       MD EDC Student Hsg. (Collegiate Hsg.
                        Foundation)                                          6.000            06/01/2030          542,292
----------------------------------------------------------------------------------------------------------------------------
        1,535,000       MD EDC Student Hsg. (Morgan State University)        6.000            07/01/2022        1,603,323
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       MD EDC Student Hsg. (University of Maryland)         5.625            10/01/2023        2,005,560
----------------------------------------------------------------------------------------------------------------------------
        3,500,000       MD EDC Student Hsg. (University of Maryland)         5.750            10/01/2033        3,514,665
----------------------------------------------------------------------------------------------------------------------------
           65,000       MD EDC Student Hsg. (University Village at
                        Sheppard Pratt)                                      6.000            07/01/2033           69,970
----------------------------------------------------------------------------------------------------------------------------
        4,115,000       MD H&HEFA (Civista Medical Center)                   5.000            07/01/2037        4,280,752
----------------------------------------------------------------------------------------------------------------------------
          625,000       MD H&HEFA (Edenwald)                                 5.200            01/01/2024          650,738
----------------------------------------------------------------------------------------------------------------------------
          200,000       MD H&HEFA (Edenwald)                                 5.400            01/01/2031          210,430
----------------------------------------------------------------------------------------------------------------------------
          200,000       MD H&HEFA (Edenwald)                                 5.400            01/01/2037          209,954
----------------------------------------------------------------------------------------------------------------------------
           65,000       MD H&HEFA (Johns Hopkins Hospital)                   5.375            07/01/2020           66,385
----------------------------------------------------------------------------------------------------------------------------
           20,000       MD H&HEFA (Medstar Health)                           5.500            08/15/2033           21,395
----------------------------------------------------------------------------------------------------------------------------
          220,000       MD H&HEFA (Montgomery General Hospital)              5.000            07/01/2023          223,610
----------------------------------------------------------------------------------------------------------------------------
           50,000       MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)      5.250            07/01/2035           52,292
----------------------------------------------------------------------------------------------------------------------------
          100,000       MD Industrial Devel. Financing Authority (Our
                        Lady of Good Counsel)                                5.500            05/01/2020          105,876
----------------------------------------------------------------------------------------------------------------------------
          150,000       MD Industrial Devel. Financing Authority (Our
                        Lady of Good Counsel)                                6.000            05/01/2035          161,414
----------------------------------------------------------------------------------------------------------------------------
          125,000       MD Stadium Authority Sports Facility                 5.750            03/01/2018          125,890
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Prince Georges County, MD Special District           5.250            07/01/2035        1,018,210
                        (Victoria Falls)
                                                                                                           -----------------
                                                                                                               32,089,302
Massachusetts--2.0%
           70,000       Boston, MA Industrial Devel. Financing
                        Authority (Boston Alzheimers Center) 1               5.900            02/01/2022           71,746
----------------------------------------------------------------------------------------------------------------------------
          100,000       MA Devel. Finance Agency (Boston Biomedical
                        Research)                                            5.750            02/01/2029          104,065
----------------------------------------------------------------------------------------------------------------------------
        1,850,000       MA Devel. Finance Agency (Curry College)             5.000            03/01/2035        1,899,987
----------------------------------------------------------------------------------------------------------------------------
        3,370,000       MA Devel. Finance Agency (Curry College)             5.000            03/01/2036        3,490,545
----------------------------------------------------------------------------------------------------------------------------
        2,890,000       MA Devel. Finance Agency (Curry College)             5.250            03/01/2026        3,072,793
----------------------------------------------------------------------------------------------------------------------------
          800,000       MA Devel. Finance Agency (Eastern Nazarene
                        College)                                             5.625            04/01/2019          827,080
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       MA Devel. Finance Agency (Eastern Nazarene
                        College)                                             5.625            04/01/2029        2,057,660
----------------------------------------------------------------------------------------------------------------------------
          260,000       MA Devel. Finance Agency (Evergreen Center)          5.500            01/01/2035          268,258
----------------------------------------------------------------------------------------------------------------------------
          610,000       MA Devel. Finance Agency (Loomis House/Loomis
                        Communities Obligated Group)                         5.750            07/01/2023          631,734
----------------------------------------------------------------------------------------------------------------------------
           50,000       MA Devel. Finance Agency (Northern Berkshire
                        Community Services)                                  6.250            08/15/2029           52,432
----------------------------------------------------------------------------------------------------------------------------
        3,325,000       MA Devel. Finance Agency (Pacific Rim Charter
                        Public School)                                       5.125            06/01/2031        3,483,869
----------------------------------------------------------------------------------------------------------------------------
          900,000       MA Devel. Finance Agency (Pharmacy & Allied
                        Health Sciences)                                     5.750            07/01/2033          964,359
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       MA Devel. Finance Agency (Seven Hills
                        Foundation & Affiliates)                             5.000            09/01/2035        1,043,090
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       MA Devel. Finance Agency (Symmes Life Care)          5.000            03/01/2035        1,296,900
----------------------------------------------------------------------------------------------------------------------------
           25,000       MA H&EFA (Beverly Hospital Corp.)                    5.250            07/01/2023           25,026
----------------------------------------------------------------------------------------------------------------------------
           30,000       MA H&EFA (Boston College)                            5.250            06/01/2023           30,037
----------------------------------------------------------------------------------------------------------------------------

17                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Continued
      $ 3,845,000       MA H&EFA (Emerson Hospital)                          5.000%           08/15/2035   $    3,990,110
----------------------------------------------------------------------------------------------------------------------------
        1,400,000       MA H&EFA (Nichols College)                           6.125            10/01/2029        1,481,522
----------------------------------------------------------------------------------------------------------------------------
          150,000       MA H&EFA (Schepens Eye Research Institute)           6.500            07/01/2028          162,317
----------------------------------------------------------------------------------------------------------------------------
           60,000       MA H&EFA (VC/TC/FRS/VCS Obligated Group)             5.300            11/15/2028           61,394
----------------------------------------------------------------------------------------------------------------------------
        3,510,000       MA H&EFA RITES                                       5.910 2          08/15/2025        4,154,085
----------------------------------------------------------------------------------------------------------------------------
          270,000       MA Industrial Finance Agency (Avon Associates)       5.375            04/01/2020          271,401
----------------------------------------------------------------------------------------------------------------------------
           30,000       MA Industrial Finance Agency (Babson College)        5.250            10/01/2027           30,978
----------------------------------------------------------------------------------------------------------------------------
          690,000       MA Industrial Finance Agency (St. John's High
                        School)                                              5.350            06/01/2028          710,169
----------------------------------------------------------------------------------------------------------------------------
           80,000       MA Turnpike Authority, Series A                      5.125            01/01/2023           81,757
----------------------------------------------------------------------------------------------------------------------------
        7,560,000       MA Turnpike Authority, Series B                      5.125            01/01/2037        7,724,884
----------------------------------------------------------------------------------------------------------------------------
        1,510,000       MA Turnpike Authority, Series B                      5.250            01/01/2029        1,543,567
                                                                                                           -----------------
                                                                                                               39,531,765
Michigan--2.0%
           50,000       Byron Center, MI Public Schools                      5.000            05/01/2024           50,816
----------------------------------------------------------------------------------------------------------------------------
           30,000       Clare County, MI Sewer Disposal System               5.850            11/01/2021           30,900
----------------------------------------------------------------------------------------------------------------------------
           40,000       Dearborn, MI EDC (OHC/UC Obligated Group)            5.750            11/15/2015           40,458
----------------------------------------------------------------------------------------------------------------------------
          145,000       Dearborn, MI EDC (OHC/UC Obligated Group)            5.875            11/15/2025          146,704
----------------------------------------------------------------------------------------------------------------------------
           10,000       Detroit, MI Local Devel. Finance Authority           5.500            05/01/2021           10,332
----------------------------------------------------------------------------------------------------------------------------
           45,000       Detroit, MI Water Supply System, Series A            5.000            07/01/2027           45,780
----------------------------------------------------------------------------------------------------------------------------
           25,000       Detroit, MI Wayne County Stadium Authority           5.250            02/01/2027           25,585
----------------------------------------------------------------------------------------------------------------------------
           45,000       Detroit, MI Wayne County Stadium Authority           5.500            02/01/2017           46,093
----------------------------------------------------------------------------------------------------------------------------
        1,350,000       Dickinson County, MI Healthcare System               5.500            11/01/2013        1,419,404
----------------------------------------------------------------------------------------------------------------------------
          200,000       Flint, MI Hospital Building Authority (Hurley
                        Medical Center)                                      5.375            07/01/2018          200,544
----------------------------------------------------------------------------------------------------------------------------
          130,000       Flint, MI Hospital Building Authority (Hurley
                        Medical Center)                                      5.375            07/01/2028          132,847
----------------------------------------------------------------------------------------------------------------------------
        2,470,000       Flint, MI Hospital Building Authority (Hurley
                        Medical Center)                                      6.000            07/01/2020        2,599,799
----------------------------------------------------------------------------------------------------------------------------
           25,000       Galesburg-Augusta, MI Community Schools GO           5.500            05/01/2030           26,602
----------------------------------------------------------------------------------------------------------------------------
           25,000       Hamilton, MI Community School District               5.000            05/01/2024           25,408
----------------------------------------------------------------------------------------------------------------------------
           50,000       Howell, MI Public Schools                            5.000            05/01/2025           52,355
----------------------------------------------------------------------------------------------------------------------------
          340,000       John Tolfree, MI Health System Corp.                 6.000            09/15/2023          350,788
----------------------------------------------------------------------------------------------------------------------------
            5,000       Kalamazoo, MI Hospital Finance Authority
                        (Bronson Methodist Hospital)                         5.250            05/15/2018            5,148
----------------------------------------------------------------------------------------------------------------------------
          675,000       MI Hospital Finance Authority (Detroit Medical
                        Group)                                               5.250            08/15/2027          694,960
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       MI Hospital Finance Authority (Henry Ford
                        Health System)                                       5.250            11/15/2032        5,360,700
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       MI Hospital Finance Authority (Henry Ford
                        Health System)                                       5.250            11/15/2046        7,421,960
----------------------------------------------------------------------------------------------------------------------------
           35,000       MI Hospital Finance Authority (Mclaren Health
                        Care Corp.)                                          5.000            06/01/2028           35,859
----------------------------------------------------------------------------------------------------------------------------
           20,000       MI Hospital Finance Authority (MidMichigan
                        Obligated Group)                                     5.375            06/01/2027           20,710
----------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hospital Finance Authority (OHC/OUH
                        Obligated Group)                                     5.000            08/15/2018           10,278
----------------------------------------------------------------------------------------------------------------------------
           75,000       MI Hospital Finance Authority (OHC/OUH
                        Obligated Group)                                     5.000            08/15/2031           76,643
----------------------------------------------------------------------------------------------------------------------------
            5,000       MI Hospital Finance Authority (Pontiac
                        Osteopathic Hospital)                                6.000            02/01/2014            5,001
----------------------------------------------------------------------------------------------------------------------------

18                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Michigan Continued
      $   265,000       MI Hospital Finance Authority (Port Huron
                        Hospital/Marwood Manor Nursing Home)                 5.500%           07/01/2015   $      267,714
----------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hospital Finance Authority (Sisters of            5.250            08/15/2021           10,013
                        Mercy Health System)
----------------------------------------------------------------------------------------------------------------------------
           15,000       MI Hsg. Devel. Authority (Walled Lake Villa)         6.000            04/15/2018           15,365
----------------------------------------------------------------------------------------------------------------------------
        3,625,000       MI Job Devel. Authority Pollution Control
                        (General Motors Corp.)                               5.550            04/01/2009        3,613,400
----------------------------------------------------------------------------------------------------------------------------
          385,000       MI Municipal Bond Authority                          5.500            11/01/2027          387,707
----------------------------------------------------------------------------------------------------------------------------
           30,000       MI Municipal Bond Authority                          6.000            12/01/2013           30,057
----------------------------------------------------------------------------------------------------------------------------
          150,000       MI Public Educational Facilities Authority
                        (Black River School)                                 5.800            09/01/2030          154,230
----------------------------------------------------------------------------------------------------------------------------
        1,155,000       MI Public Educational Facilities Authority
                        (Old Redford Academy)                                6.000            12/01/2035        1,173,099
----------------------------------------------------------------------------------------------------------------------------
        9,815,000       MI Strategic Fund Pollution Control (General
                        Motors Corp.)                                        7.100 6          04/01/2008        9,815,000
----------------------------------------------------------------------------------------------------------------------------
           50,000       MI Trunk Line Dept. of Treasury                      5.000            11/01/2026           51,531
----------------------------------------------------------------------------------------------------------------------------
          250,000       Monroe County, MI Hospital Finance Authority
                        (Mercy Memorial Hospital Corp.)                      5.500            06/01/2035          265,100
----------------------------------------------------------------------------------------------------------------------------
          120,000       Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                        Series A                                             6.600            06/01/2022          124,468
----------------------------------------------------------------------------------------------------------------------------
           80,000       Northern MI University                               5.000            12/01/2025           81,871
----------------------------------------------------------------------------------------------------------------------------
           15,000       Oakland County, MI Sewer Disposal (White Lake
                        Township)                                            6.000            05/01/2013           15,608
----------------------------------------------------------------------------------------------------------------------------
          450,000       Plymouth, MI Educational Center Charter School
                        (Public School Academy)                              5.375            11/01/2030          465,242
----------------------------------------------------------------------------------------------------------------------------
        1,325,000       Plymouth, MI Educational Center Charter School
                        (Public School Academy)                              5.625            11/01/2035        1,390,309
----------------------------------------------------------------------------------------------------------------------------
        1,450,000       Pontiac, MI Tax Increment Finance Authority          6.250            06/01/2022        1,568,509
----------------------------------------------------------------------------------------------------------------------------
        2,475,000       Pontiac, MI Tax Increment Finance Authority          6.375            06/01/2031        2,663,942
----------------------------------------------------------------------------------------------------------------------------
           50,000       Reeths-Puffer, MI Schools                            5.000            05/01/2025           50,227
----------------------------------------------------------------------------------------------------------------------------
           40,000       Royal Oak, MI Hospital Finance Authority
                        (William Beaumont Hospital)                          5.250            11/15/2031           41,954
----------------------------------------------------------------------------------------------------------------------------
           10,000       Royal Oak, MI Hospital Finance Authority
                        (William Beaumont Hospital)                          5.250            11/15/2035           10,479
----------------------------------------------------------------------------------------------------------------------------
          100,000       Wayne County, MI Building Authority                  5.250            06/01/2016          102,123
----------------------------------------------------------------------------------------------------------------------------
           85,000       Western MI University                                5.125            11/15/2022           86,136
                                                                                                           -----------------
                                                                                                               41,219,758
Minnesota--1.5%
          125,000       Cuyuna Range, MN Hospital District Health
                        Facilities                                           5.200            06/01/2025          127,159
----------------------------------------------------------------------------------------------------------------------------
          250,000       Cuyuna Range, MN Hospital District Health
                        Facilities                                           5.500            06/01/2035          255,128
----------------------------------------------------------------------------------------------------------------------------
           35,000       Eden Prairie, MN Multifamily Hsg. (Parkway
                        Apartments)                                          5.700            08/20/2022           36,517
----------------------------------------------------------------------------------------------------------------------------
          100,000       Golden Valley, MN (CRC/CAH/BCH/ECH Obligated
                        Group)                                               5.500            12/01/2029          104,010
----------------------------------------------------------------------------------------------------------------------------
           50,000       Hastings, MN Health Care Facility (Regina
                        Medical Center)                                      5.300            09/15/2028           50,739
----------------------------------------------------------------------------------------------------------------------------
          500,000       Lake Crystal, MN Hsg. (Ecumen-Second Century)        5.700            09/01/2036          506,570
----------------------------------------------------------------------------------------------------------------------------
          230,000       McLeod County, MN Commercial Devel. (Southwest
                        Minnesota Foundation)                                5.125            12/01/2031          234,846
----------------------------------------------------------------------------------------------------------------------------
          560,000       Metropolitan Council, MN (Metropolitan Radio
                        Board)                                               5.400            02/01/2013          562,414
----------------------------------------------------------------------------------------------------------------------------
          600,000       Minneapolis, MN Tax Increment (Grant Park)           5.200            02/01/2022          603,948
----------------------------------------------------------------------------------------------------------------------------

19                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Minnesota Continued
      $ 1,000,000       Minneapolis, MN Tax Increment (St. Anthony
                        Falls)                                               5.750%           02/01/2027   $    1,033,080
----------------------------------------------------------------------------------------------------------------------------
           20,000       MN HEFA (College of St. Benedict)                    5.350            03/01/2020           20,058
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       MN Municipal Power Agency                            5.000            10/01/2030        2,094,400
----------------------------------------------------------------------------------------------------------------------------
        2,385,000       MN Municipal Power Agency                            5.000            10/01/2035        2,492,206
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Mound, MN Hsg. & Redevel. Authority
                        (Metroplaines) 5                                     5.000            02/15/2027        1,005,110
----------------------------------------------------------------------------------------------------------------------------
        1,855,000       Pine City, MN Health Care & Hsg. (North Branch)      5.000            10/20/2047        1,928,402
----------------------------------------------------------------------------------------------------------------------------
          250,000       Pine City, MN Health Care & Hsg. (North Branch)      6.000            10/20/2036          252,658
----------------------------------------------------------------------------------------------------------------------------
          500,000       Pine City, MN Health Care & Hsg. (North Branch)      6.125            10/20/2047          506,105
----------------------------------------------------------------------------------------------------------------------------
          200,000       Sartell, MN Environmental Improvement, Series A      5.200            06/01/2027          206,524
----------------------------------------------------------------------------------------------------------------------------
          250,000       St. Anthony, MN Hsg. & Redevel. Authority
                        (Silver Lake Village)                                5.375            08/01/2021          256,203
----------------------------------------------------------------------------------------------------------------------------
          250,000       St. Anthony, MN Hsg. & Redevel. Authority
                        (Silver Lake Village)                                5.625            02/01/2031          256,225
----------------------------------------------------------------------------------------------------------------------------
          660,000       St. Paul, MN Hsg. & Redevel. Authority (Great
                        Northern Lofts)                                      6.250            03/01/2029          709,870
----------------------------------------------------------------------------------------------------------------------------
          125,000       St. Paul, MN Hsg. & Redevel. Authority (St.
                        Paul Ramsey Medical Center)                          5.500            05/15/2013          125,175
----------------------------------------------------------------------------------------------------------------------------
           65,000       St. Paul, MN Hsg. & Redevel. Authority (St.
                        Paul Ramsey Medical Center)                          5.550            05/15/2023           66,011
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)                                             7.000            03/01/2029        7,606,200
----------------------------------------------------------------------------------------------------------------------------
          570,000       St. Paul, MN Port Authority (Great Northern)         6.000            03/01/2030          601,396
----------------------------------------------------------------------------------------------------------------------------
          500,000       St. Paul, MN Port Authority (Healtheast Midway
                        Campus)                                              6.000            05/01/2030          515,085
----------------------------------------------------------------------------------------------------------------------------
          130,000       Washington County, MN Hsg. & Redevel.
                        Authority (Healtheast)                               5.500            11/15/2027          133,498
----------------------------------------------------------------------------------------------------------------------------
        7,885,000       Washington County, MN Hsg. & Redevel.                6.950            12/01/2023        8,050,191
                        Authority (Seasons Villas)
                                                                                                           -----------------
                                                                                                               30,339,728
Mississippi--0.7%
           80,000       Gulfport, MS Hospital Facility (Memorial
                        Hospitalat Gulfport)                                 5.750            07/01/2031           82,682
----------------------------------------------------------------------------------------------------------------------------
           60,000       Lowndes County, MS Solid Waste Disposal &
                        Pollution Control (Weyerhaeuser Company)             6.800            04/01/2022           72,832
----------------------------------------------------------------------------------------------------------------------------
        6,055,000       MS Business Finance Corp. (System Energy
                        Resources)                                           5.875            04/01/2022        6,073,831
----------------------------------------------------------------------------------------------------------------------------
        1,550,000       MS Business Finance Corp. (System Energy
                        Resources)                                           5.900            05/01/2022        1,555,053
----------------------------------------------------------------------------------------------------------------------------
        5,030,000       MS Home Corp. Hsg. (Valley State Student Hsg.)       5.500            12/01/2035        5,299,256
----------------------------------------------------------------------------------------------------------------------------
          290,000       MS Hospital Equipment & Facilities Authority         6.000            01/01/2016          296,267
                        (Rush Medical Foundation)
                                                                                                           -----------------
                                                                                                               13,379,921
Missouri--3.1%
           20,000       Bates County, MO Hospital (Bates County
                        Memorial Hospital)                                   5.650            03/01/2021           20,334
----------------------------------------------------------------------------------------------------------------------------
          200,000       Belton, MO Tax Increment (Belton Town Center)        5.625            03/01/2025          203,322
----------------------------------------------------------------------------------------------------------------------------
          365,000       Branson, MO IDA (Branson Hills)                      7.050            05/01/2027          396,912
----------------------------------------------------------------------------------------------------------------------------
        2,340,000       Branson, MO IDA (Branson Landing)                    5.250            06/01/2021        2,382,775
----------------------------------------------------------------------------------------------------------------------------
          675,000       Broadway-Fairview, MO Transportation Devel.
                        District (Columbia)                                  5.875            12/01/2031          693,569
----------------------------------------------------------------------------------------------------------------------------

20                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Missouri Continued
      $   270,000       Cameron, MO IDA Health Facilities (Cameron
                        Community Hospital)                                  6.375%           12/01/2029   $      288,743
----------------------------------------------------------------------------------------------------------------------------
          400,000       Chillicothe, MO Tax Increment (South U.S. 65)        5.500            04/01/2021          412,280
----------------------------------------------------------------------------------------------------------------------------
          400,000       Chillicothe, MO Tax Increment (South U.S. 65)        5.625            04/01/2027          410,864
----------------------------------------------------------------------------------------------------------------------------
          250,000       Cottleville, MO COP 9                                5.100            08/01/2023          256,430
----------------------------------------------------------------------------------------------------------------------------
          300,000       Cottleville, MO COP 9                                5.125            08/01/2026          305,739
----------------------------------------------------------------------------------------------------------------------------
          150,000       Cottleville, MO COP 9                                5.250            08/01/2031          153,486
----------------------------------------------------------------------------------------------------------------------------
          355,000       Grindstone Plaza, MO Transportation Devel.
                        District                                             5.500            10/01/2031          360,542
----------------------------------------------------------------------------------------------------------------------------
          750,000       Hanley Road & North of Folk Ave, MO
                        Transportation District                              5.400            10/01/2031          762,135
----------------------------------------------------------------------------------------------------------------------------
       10,280,678       Hanley/Eager Road, MO Transportation Devel.
                        District, Series A                                   7.750 3          12/01/2023        2,810,635
----------------------------------------------------------------------------------------------------------------------------
       13,500,000       Hazelwood, MO Transportation Devel. District
                        (370/ Missouri Bottom Road/Tausig Road)              7.200            05/01/2033       15,088,950
----------------------------------------------------------------------------------------------------------------------------
        4,665,000       Johnson County, MO Hospital (Western Missouri
                        Medical Center)                                      5.000            06/01/2025        4,917,237
----------------------------------------------------------------------------------------------------------------------------
        1,385,000       Kansas City, MO Tax Increment (Briarcliff West)      5.150            06/01/2016        1,422,575
----------------------------------------------------------------------------------------------------------------------------
        1,250,000       Kansas City, MO Tax Increment (Briarcliff West)      5.400            06/01/2024        1,281,425
----------------------------------------------------------------------------------------------------------------------------
        2,100,000       Maplewood, MO Tax (Maplewood South Redevel.)         5.750            11/01/2026        2,168,565
----------------------------------------------------------------------------------------------------------------------------
           15,000       MO Environmental Improvement & Energy
                        Resources Authority (Associated Electric
                        Cooperative)                                         5.500            12/01/2011           15,172
----------------------------------------------------------------------------------------------------------------------------
          185,000       MO H&EFA (Freeman Health System)                     5.500            02/15/2024          185,718
----------------------------------------------------------------------------------------------------------------------------
          150,000       MO H&EFA (St. Louis University)                      5.200            10/01/2026          153,156
----------------------------------------------------------------------------------------------------------------------------
          200,000       MO H&EFA (St. Lukes/Shawnee Mission Health
                        System)                                              5.375            11/15/2026          204,232
----------------------------------------------------------------------------------------------------------------------------
           30,000       MO H&EFA (William Woods University)                  5.150            09/01/2024           30,014
----------------------------------------------------------------------------------------------------------------------------
           55,000       MO Hsg. Devel. Commission (Single Family Mtg.)       5.550            03/01/2029           55,777
----------------------------------------------------------------------------------------------------------------------------
          250,000       Northwoods, MO Transportation Devel. District        5.850            02/01/2031          252,470
----------------------------------------------------------------------------------------------------------------------------
          175,000       Ozark Centre, MO Transportation Devel. District      5.375            09/01/2032          176,467
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Raymore, MO Tax Increment                            5.375            03/01/2020        1,522,020
----------------------------------------------------------------------------------------------------------------------------
        3,750,000       Raymore, MO Tax Increment                            5.625            03/01/2028        3,813,263
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       Richmond Heights, MO Tax Increment &
                        Transportation Sales Tax                             5.625            11/01/2025        2,538,925
----------------------------------------------------------------------------------------------------------------------------
        9,000,000       St. Joseph, MO IDA (Living Community of St.
                        Joseph)                                              7.000            08/15/2032        9,148,500
----------------------------------------------------------------------------------------------------------------------------
          250,000       St. Joseph, MO IDA (Shoppes at North Village)        5.375            11/01/2024          253,405
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       St. Joseph, MO IDA, Series B                         5.375            11/01/2023        1,016,240
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       St. Joseph, MO IDA, Series B                         5.500            11/01/2027        1,021,730
----------------------------------------------------------------------------------------------------------------------------
          150,000       St. Louis County, MO IDA (Multifamily Hsg.)          5.950            03/20/2031          154,167
----------------------------------------------------------------------------------------------------------------------------
           25,000       St. Louis County, MO IDA (Waterford)                 5.400            12/01/2028           25,011
----------------------------------------------------------------------------------------------------------------------------
        1,300,000       St. Louis, MO IDA (Southtown Redevel.) 5             5.125            05/01/2026        1,304,277
----------------------------------------------------------------------------------------------------------------------------
          486,000       St. Louis, MO Tax Increment (1505 Missouri
                        Avenue Redevel.)                                     6.000            08/04/2025          524,773
----------------------------------------------------------------------------------------------------------------------------
        1,930,000       St. Louis, MO Tax Increment (1619 Washington)        5.500            03/09/2027        1,930,174
----------------------------------------------------------------------------------------------------------------------------
          545,000       St. Louis, MO Tax Increment (Printers Lofts)         6.000            08/21/2026          588,938
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       University Place, MO Transportation Devel.
                        District                                             5.000            03/01/2026        1,014,220
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       University Place, MO Transportation Devel.           5.000            03/01/2032        2,530,600
                        District
                                                                                                           -----------------
                                                                                                               62,795,767
Montana--0.1%
        1,450,000       Hardin, MT Tax Increment Industrial
                        Infrastructure Devel. (Rocky Mountain Power)         0.000 10         09/01/2031          940,238
----------------------------------------------------------------------------------------------------------------------------

21                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Montana Continued
      $    15,000       MT Board of Hsg., Series A                           5.200%           08/01/2029   $       15,070
----------------------------------------------------------------------------------------------------------------------------
          375,000       MT Facilities Finance Authority (St. John's          6.000            05/15/2025          386,516
                        Lutheran)
----------------------------------------------------------------------------------------------------------------------------
          500,000       MT Facilities Finance Authority (St. John's          6.125            05/15/2036          520,270
                        Lutheran)
                                                                                                           -----------------
                                                                                                                1,862,094
Nebraska--0.2%
           65,000       Lancaster County, NE Hospital Authority (Bryan
                        Memorial Hospital)                                   5.375            06/01/2019           66,830
----------------------------------------------------------------------------------------------------------------------------
        3,980,000       NE Educational Facilities Authority (Midland         5.600            09/15/2029        4,177,806
                        Lutheran College)
                                                                                                           -----------------
                                                                                                                4,244,636
Nevada--0.7%
        2,220,000       Clark County, NV Economic Devel. (Alexander
                        Dawson School at Rainbow Mountain)                   5.375            05/15/2033        2,339,858
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Director of the State of NV Dept. of Business
                        & Industry (Las Ventanas Retirement)                 7.000            11/15/2034        1,019,990
----------------------------------------------------------------------------------------------------------------------------
        6,200,000       Las Vegas, NV Paiute Tribe, Series A                 6.625            11/01/2017        6,931,104
----------------------------------------------------------------------------------------------------------------------------
          100,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                       5.200            08/01/2016          103,102
----------------------------------------------------------------------------------------------------------------------------
          145,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                       5.250            08/01/2017          149,499
----------------------------------------------------------------------------------------------------------------------------
          300,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                       5.300            08/01/2018          309,306
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Reno-Sparks, NV Indian Colony                        5.000            06/01/2024        2,098,520
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Reno-Sparks, NV Indian Colony                        5.125            06/01/2027        2,117,920
                                                                                                           -----------------
                                                                                                               15,069,299
New Hampshire--1.8%
          305,000       Manchester, NH Hsg. & Redevel. Authority,
                        Series B                                             5.650 3          01/01/2029          106,119
----------------------------------------------------------------------------------------------------------------------------
        3,220,000       Manchester, NH Hsg. & Redevel. Authority,
                        Series B 1                                           5.700 3          01/01/2030        1,068,203
----------------------------------------------------------------------------------------------------------------------------
          495,000       Manchester, NH Hsg. & Redevel. Authority,
                        Series B                                             6.000 3          01/01/2023          229,918
----------------------------------------------------------------------------------------------------------------------------
           85,000       NH Business Finance Authority (Proctor Academy)      5.400            06/01/2017           87,250
----------------------------------------------------------------------------------------------------------------------------
          120,000       NH H&EFA (Catholic Medical Center)                   6.125            07/01/2032          130,834
----------------------------------------------------------------------------------------------------------------------------
        4,010,000       NH H&EFA (Franklin Pierce College)                   6.050            10/01/2034        4,338,900
----------------------------------------------------------------------------------------------------------------------------
        1,980,000       NH H&EFA (Portsmouth Christian Academy)              5.750            07/01/2023        2,128,718
----------------------------------------------------------------------------------------------------------------------------
        6,115,000       NH H&EFA (Portsmouth Christian Academy)              5.850            07/01/2033        6,534,306
----------------------------------------------------------------------------------------------------------------------------
        4,555,000       NH H&EFA (Southern New Hampshire University)         5.000            01/01/2030        4,707,365
----------------------------------------------------------------------------------------------------------------------------
       16,410,000       NH H&EFA (Southern New Hampshire University)         5.000            01/01/2036       16,857,337
----------------------------------------------------------------------------------------------------------------------------
           40,000       NH H&EFA (St. Joseph Hospital/Youville
                        House/Cove)                                          5.500            07/01/2034           42,829
----------------------------------------------------------------------------------------------------------------------------
           65,000       NH HE&HFA (Androscoggin Valley Hospital)             5.800            11/01/2027           67,231
----------------------------------------------------------------------------------------------------------------------------
           25,000       NH HE&HFA (Dartmouth College)                        5.450            06/01/2025           25,253
----------------------------------------------------------------------------------------------------------------------------
           85,000       NH HE&HFA (Franklin Pierce College)                  5.300            10/01/2028           87,385
----------------------------------------------------------------------------------------------------------------------------
          265,000       NH HE&HFA (Franklin Pierce Law Center)               5.500            07/01/2028          272,017
----------------------------------------------------------------------------------------------------------------------------
           40,000       NH HE&HFA (New Hampshire College)                    6.375            01/01/2027           40,974
----------------------------------------------------------------------------------------------------------------------------
           10,000       NH HE&HFA (St. Anselm College)                       5.150            07/01/2029           10,404
                                                                                                           -----------------
                                                                                                               36,735,043
New Jersey--1.1%
        1,000,000       NJ EDA (Cigarette Tax)                               5.500            06/15/2031        1,066,260
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       NJ EDA (Cigarette Tax)                               5.750            06/15/2029        2,178,000
----------------------------------------------------------------------------------------------------------------------------
           20,000       NJ Tobacco Settlement Financing Corp. (TASC)         5.750            06/01/2032           21,257
----------------------------------------------------------------------------------------------------------------------------

22                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
New Jersey Continued
      $ 7,000,000       NJ Tobacco Settlement Financing Corp. (TASC)         6.250%           06/01/2043   $    7,743,470
----------------------------------------------------------------------------------------------------------------------------
        2,490,000       NJ Tobacco Settlement Financing Corp. (TASC)         7.100 2          06/01/2037        3,085,284
                        RITES
----------------------------------------------------------------------------------------------------------------------------
        3,265,000       NJ Tobacco Settlement Financing Corp. (TASC)
                        RITES                                                7.430 2          06/01/2042        4,105,574
----------------------------------------------------------------------------------------------------------------------------
        3,250,000       NJ Transit Corp. ROLs, Series 15 9                   8.580 2          09/15/2015        3,696,485
                                                                                                           -----------------
                                                                                                               21,896,330
New Mexico--0.9%
        1,495,000       Cabezon, NM Public Improvement District              6.300            09/01/2034        1,572,172
----------------------------------------------------------------------------------------------------------------------------
        7,640,000       Eldorado, NM Area Water & Sanitation District        6.000            02/01/2023        7,655,051
----------------------------------------------------------------------------------------------------------------------------
          100,000       Farmington, NM Pollution Control                     5.800            04/01/2022          100,404
----------------------------------------------------------------------------------------------------------------------------
          100,000       Farmington, NM Pollution Control (Public
                        Service Company of New Mexico)                       5.800            04/01/2022          100,404
----------------------------------------------------------------------------------------------------------------------------
          200,000       Farmington, NM Pollution Control (Public
                        Service Company of New Mexico)                       5.800            04/01/2022          200,808
----------------------------------------------------------------------------------------------------------------------------
           25,000       Farmington, NM Pollution Control (Public
                        Service Company of New Mexico)                       6.300            12/01/2016           25,543
----------------------------------------------------------------------------------------------------------------------------
          500,000       Mariposa East, NM Public Improvement District        6.000            09/01/2032          521,645
----------------------------------------------------------------------------------------------------------------------------
        3,365,000       NM Educational Assistance Foundation                 5.900            09/01/2031        3,534,562
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       NM Hsg. Authority (Villa Del Oso Apartments)         6.250            01/01/2031        3,208,200
----------------------------------------------------------------------------------------------------------------------------
        1,265,000       NM Hsg. Authority (Villa Del Oso Apartments)         7.500            01/01/2038        1,354,992
----------------------------------------------------------------------------------------------------------------------------
           20,000       NM Mtg. Finance Authority (Single Family Mtg.)       5.150            09/01/2028           20,078
----------------------------------------------------------------------------------------------------------------------------
            5,000       Santa Fe, NM Educational Facilities (St.
                        John's College)                                      5.500            03/01/2024            5,066
----------------------------------------------------------------------------------------------------------------------------
          100,000       Sante Fe, NM Educational Facilities (St.             5.500            03/01/2024          101,877
                        John's College)
                                                                                                           -----------------
                                                                                                               18,400,802
New York--0.0%
           50,000       NYC GO RIBS                                          7.785 2          08/27/2015           50,155
North Carolina--0.2%
           40,000       Charlotte-Mecklenburg, NC Hospital Authority
                        Health Care System (CMC/CMHA/CMHC/CIR
                        Obligated Group)                                     5.125            01/15/2022           40,880
----------------------------------------------------------------------------------------------------------------------------
        1,075,000       Kinston, NC Hsg. Authority (Kinston Towers)          6.750            12/01/2018        1,074,473
----------------------------------------------------------------------------------------------------------------------------
          155,000       NC Eastern Municipal Power Agency, Series A          5.625            01/01/2024          158,618
----------------------------------------------------------------------------------------------------------------------------
          165,000       NC Eastern Municipal Power Agency, Series B          5.500            01/01/2017          165,236
----------------------------------------------------------------------------------------------------------------------------
          730,000       NC Eastern Municipal Power Agency, Series B          5.500            01/01/2021          734,081
----------------------------------------------------------------------------------------------------------------------------
          500,000       NC Eastern Municipal Power Agency, Series B          5.500            01/01/2021          500,725
----------------------------------------------------------------------------------------------------------------------------
           20,000       NC Eastern Municipal Power Agency, Series B          6.250            01/01/2023           20,044
----------------------------------------------------------------------------------------------------------------------------
           30,000       NC Medical Care Commission (GHC/GHS/GMH
                        Obligated Group)                                     5.500            02/15/2015           30,823
----------------------------------------------------------------------------------------------------------------------------
          575,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group)                  5.500            10/01/2031          597,695
----------------------------------------------------------------------------------------------------------------------------
          230,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group)                  5.600            10/01/2036          240,493
----------------------------------------------------------------------------------------------------------------------------
          750,000       NC Medical Care Commission (United Methodist)        5.250            10/01/2024          771,968
----------------------------------------------------------------------------------------------------------------------------
          200,000       NC Medical Care Commission (United Methodist)        5.500            10/01/2032          207,216
                                                                                                           -----------------
                                                                                                                4,542,252
North Dakota--0.0%
           10,000       Grand Forks, ND Sewer                                5.850            12/01/2015           10,016
----------------------------------------------------------------------------------------------------------------------------

23                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
North Dakota Continued
      $    25,000       Mercer County, ND Pollution Control
                        (Northwestern Public Service Company)                5.850%           06/01/2023   $       25,044
----------------------------------------------------------------------------------------------------------------------------
           25,000       Parshall, ND Water                                   5.500            09/01/2024           25,169
----------------------------------------------------------------------------------------------------------------------------
           20,000       Ward County, ND Health Care Facilities               6.000            07/01/2010           20,657
                        (Trinity Medical Center)
                                                                                                           -----------------
                                                                                                                   80,886
Ohio--0.9%
           20,000       Brecksville-Broadview Heights, OH City School
                        District                                             5.250            12/01/2021           20,424
----------------------------------------------------------------------------------------------------------------------------
           35,000       Clermont County, OH Hospital Facilities (Mercy
                        Health System)                                       5.625            09/01/2021           36,216
----------------------------------------------------------------------------------------------------------------------------
           45,000       Cleveland, OH Airport System                         5.000            01/01/2031           46,369
----------------------------------------------------------------------------------------------------------------------------
           65,000       Cleveland, OH COP (Cleveland Stadium)                5.250            11/15/2022           67,207
----------------------------------------------------------------------------------------------------------------------------
           25,000       Cleveland, OH Public Power System                    5.000            11/15/2024           25,513
----------------------------------------------------------------------------------------------------------------------------
          100,000       Cleveland, OH Public Power System                    5.250            11/15/2016          102,063
----------------------------------------------------------------------------------------------------------------------------
          250,000       Cleveland, OH Rock Glen Hsg. Assistance Corp.
                        (Ambleside Apartments) 9                             7.000            06/01/2018          258,470
----------------------------------------------------------------------------------------------------------------------------
          305,000       Cleveland-Cuyahoga County, OH Port Authority
                        (Myers University)                                   5.600            05/15/2025          317,496
----------------------------------------------------------------------------------------------------------------------------
          115,000       Columbus, OH Municipal Airport Authority             5.000            01/01/2028          117,522
----------------------------------------------------------------------------------------------------------------------------
           15,000       Cuyahoga County, OH Hospital (Metro Health
                        System)                                              5.500            02/15/2027           15,370
----------------------------------------------------------------------------------------------------------------------------
           10,000       Franklin County, OH Convention Facilities
                        Authority                                            5.000            12/01/2027           10,219
----------------------------------------------------------------------------------------------------------------------------
          160,000       Garfield Heights, OH GO                              6.625            11/01/2011          163,576
----------------------------------------------------------------------------------------------------------------------------
          695,000       Glenwillow Village, OH GO                            5.875            12/01/2024          755,938
----------------------------------------------------------------------------------------------------------------------------
           35,000       Greene County, OH Economic Devel. (YMCA)             6.000            12/01/2023           35,001
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Greene County, OH University Hsg. (Central
                        State University)                                    5.625            09/01/2032        1,588,725
----------------------------------------------------------------------------------------------------------------------------
           15,000       Lorain County, OH Hospital (Catholic
                        Healthcare Partners)                                 5.500            09/01/2027           15,503
----------------------------------------------------------------------------------------------------------------------------
           75,000       Lucas County, OH Health Care Facilities
                        (Sunset Retirement Communities)                      6.625            08/15/2030           80,810
----------------------------------------------------------------------------------------------------------------------------
          750,000       Miami County, OH Hospital Facilities (Upper
                        Valley Medical Center)                               5.250            05/15/2026          802,770
----------------------------------------------------------------------------------------------------------------------------
           10,000       Muskingum County, OH Hospital Facilities
                        (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                        Obligated Group)                                     5.400            12/01/2016           10,212
----------------------------------------------------------------------------------------------------------------------------
          350,000       OH Air Quality Devel. Authority (Cincinnati
                        Gas & Electric Company)                              5.450            01/01/2024          350,490
----------------------------------------------------------------------------------------------------------------------------
           85,000       OH Water Devel. Authority (Cincinnati Gas &
                        Electric)                                            5.450            01/01/2024           85,552
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Port of Greater Cincinnati, OH Devel.
                        Authority (AHS/AOLM Obligated Group)                 5.000            10/01/2025        1,049,810
----------------------------------------------------------------------------------------------------------------------------
          500,000       Port of Greater Cincinnati, OH Devel.
                        Authority (Public Parking Infrastructure)            6.300            02/15/2024          548,000
----------------------------------------------------------------------------------------------------------------------------
        1,260,000       Port of Greater Cincinnati, OH Devel.
                        Authority (Public Parking Infrastructure)            6.400            02/15/2034        1,378,843
----------------------------------------------------------------------------------------------------------------------------
           10,000       Reynoldsburgh, OH Health Care Facilities
                        (Wesley Ridge)                                       5.950            10/20/2017           10,401
----------------------------------------------------------------------------------------------------------------------------
          655,000       Summit County, OH Port Authority (Twinsburg
                        Township)                                            5.125            05/15/2025          665,644
----------------------------------------------------------------------------------------------------------------------------
          110,000       Sylvania, OH Area Joint Recreational District        6.000            12/01/2020          112,402
----------------------------------------------------------------------------------------------------------------------------

24                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Ohio Continued
      $ 8,000,000       Toledo-Lucas County, OH Port Authority
                        (Crocker Park)                                       5.375%           12/01/2035   $    8,600,240
                                                                                                           -----------------
                                                                                                               17,270,786
Oklahoma--3.8%
          130,000       Claremore, OK Industrial & Redevel. Student
                        Hsg. (RSU Foundation) 1                              5.750            09/01/2034          138,215
----------------------------------------------------------------------------------------------------------------------------
        3,515,000       Comanche County, OK Hospital Authority               5.250            07/01/2020        3,800,488
----------------------------------------------------------------------------------------------------------------------------
        3,040,000       Comanche County, OK Hospital Authority               5.250            07/01/2021        3,280,008
----------------------------------------------------------------------------------------------------------------------------
        1,385,000       Eufaula, OK Public Works Authority 1                 5.000            12/01/2030        1,440,829
----------------------------------------------------------------------------------------------------------------------------
           15,000       Grady County, OK Industrial Authority
                        (Correctional Facilities)                            6.000            11/01/2029           15,371
----------------------------------------------------------------------------------------------------------------------------
          500,000       Grady County, OK Industrial Authority
                        (Correctional Facilities) 9                          7.800            11/01/2014          355,000
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Haskell County, OK Public Facilities Authority       5.250            04/01/2026        1,073,290
----------------------------------------------------------------------------------------------------------------------------
          655,000       Haskell County, OK Public Facilities Authority       5.250            04/01/2031          698,302
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Langston, OK EDA (Langston University)               5.000            05/01/2030        4,127,160
----------------------------------------------------------------------------------------------------------------------------
        6,500,000       Langston, OK EDA (Langston University)               5.000            05/01/2035        6,665,100
----------------------------------------------------------------------------------------------------------------------------
        1,870,000       Langston, OK EDA (Langston University)               5.250            05/01/2026        1,984,126
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Norman, OK Regional Hospital Authority               5.375            09/01/2036        2,109,220
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       OK Devel. Finance Authority Student Hsg.
                        (Seminole State College)                             5.125            09/01/2036        3,092,130
----------------------------------------------------------------------------------------------------------------------------
           15,000       Rogers County, OK HFA (Multifamily Hsg.),
                        Series A                                             7.750            08/01/2023           15,491
----------------------------------------------------------------------------------------------------------------------------
           20,000       Texas County, OK Devel Authority Student Hsg.
                        (OPSU-Goodwell)                                      5.450            11/01/2034           21,422
----------------------------------------------------------------------------------------------------------------------------
        1,135,000       Tulsa, OK IDA Student Hsg. (University of
                        Tulsa)                                               5.250            10/01/2026        1,217,004
----------------------------------------------------------------------------------------------------------------------------
       37,930,000       Tulsa, OK Municipal Airport Trust (American
                        Airlines)                                            6.250            06/01/2020       38,121,926
----------------------------------------------------------------------------------------------------------------------------
        8,950,000       Tulsa, OK Municipal Airport Trust (American          7.350            12/01/2011        8,994,840
                        Airlines)
                                                                                                           -----------------
                                                                                                               77,149,922
Oregon--0.2%
        1,250,000       Cow Creek Band, OR (Umpqua Tribe of Indians)         5.625            10/01/2026        1,276,900
----------------------------------------------------------------------------------------------------------------------------
           40,000       OR GO (Veterans Welfare)                             6.000            04/01/2032           41,641
----------------------------------------------------------------------------------------------------------------------------
           30,000       OR Health & Science University, Series A             5.250            07/01/2028           30,631
----------------------------------------------------------------------------------------------------------------------------
           30,000       OR Hsg. & Community Services Dept. (Single
                        Family Mtg.)                                         6.400            07/01/2018           30,324
----------------------------------------------------------------------------------------------------------------------------
           50,000       OR Hsg. (Elderly & Disabled Hsg.)                    5.500            08/01/2026           50,038
----------------------------------------------------------------------------------------------------------------------------
        1,235,000       Western Generation, OR Agency Cogeneration
                        (Wauna Cogeneration)                                 5.000            01/01/2020        1,283,239
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Western Generation, OR Agency Cogeneration           5.000            01/01/2021        1,036,780
                        (Wauna Cogeneration)
                                                                                                           -----------------
                                                                                                                3,749,553
Pennsylvania--1.1%
          300,000       Allegheny County, PA HDA (West Penn Allegheny
                        Health System)                                       9.250            11/15/2015          359,442
----------------------------------------------------------------------------------------------------------------------------
        8,200,000       Allegheny County, PA HDA (West Penn Allegheny
                        Health System)                                       9.250            11/15/2030        9,790,964
----------------------------------------------------------------------------------------------------------------------------
           75,000       Blair County, PA IDA (The Village at Penn
                        State Retirement Community)                          6.900            01/01/2022           78,778
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Chester County, PA H&EFA (Jenners Pond)              7.750            07/01/2034        1,540,410
----------------------------------------------------------------------------------------------------------------------------

25                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania Continued
      $ 1,655,000       Cumberland County, PA Municipal Authority
                        (Wesley Affiliated Services)                         7.250%           01/01/2035   $    1,957,716
----------------------------------------------------------------------------------------------------------------------------
           55,000       Northeastern PA Hospital & Education Authority       5.250            01/01/2026           56,213
                        (WVHCS)
----------------------------------------------------------------------------------------------------------------------------
        3,905,000       Northumberland County, PA IDA (NHS Youth
                        Services)                                            7.750            02/15/2029        4,126,414
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Philadelphia, PA H&HEFA (Centralized
                        Comprehensive Human Services)                        7.250            01/01/2021        1,064,270
----------------------------------------------------------------------------------------------------------------------------
        1,200,000       Philadelphia, PA H&HEFA (Temple University
                        Children's Medical Center)                           5.625            06/15/2019        1,247,076
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Philadelphia, PA Redevel. Authority (Beech
                        Student Hsg. Complex), Series A                      5.625            07/01/2023        1,088,080
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Philadelphia, PA Redevel. Authority (Beech           5.625            07/01/2028        1,607,790
                        Student Hsg. Complex), Series A
                                                                                                           -----------------
                                                                                                               22,917,153
Rhode Island--0.4%
        5,000,000       Central Falls, RI Detention Facility                 7.250            07/15/2035        5,637,800
----------------------------------------------------------------------------------------------------------------------------
           50,000       Providence, RI HDC (Barbara Jordan Apartments)       6.750            07/01/2025           50,082
----------------------------------------------------------------------------------------------------------------------------
           40,000       RI Hsg. & Mtg. Finance Corp. (Homeownership
                        Opportunity)                                         6.500            04/01/2027           40,939
----------------------------------------------------------------------------------------------------------------------------
          175,000       RI Tobacco Settlement Financing Corp. (TASC)         6.250            06/01/2042          188,400
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Tiverton, RI Special Obligation Tax (Mount           6.875            05/01/2022        1,633,725
                        Hope Bay Village)
                                                                                                           -----------------
                                                                                                                7,550,946
South Carolina--1.7%
        5,000,000       Dorchester County, SC School District                5.250            12/01/2029        5,288,000
----------------------------------------------------------------------------------------------------------------------------
        2,260,000       Greenville County, SC School District                4.625            12/01/2020        2,384,684
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Lancaster County, SC (Edenmoor Improvement
                        District)                                            5.375            12/01/2016        2,072,380
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Lancaster County, SC (Edenmoor Improvement
                        District)                                            5.750            12/01/2037        1,603,425
----------------------------------------------------------------------------------------------------------------------------
        2,200,000       Lancaster County, SC (Sun City Carolina Lakes)       5.450            12/01/2037        2,224,222
----------------------------------------------------------------------------------------------------------------------------
           40,000       Marion County, SC Hospital District                  5.375            11/01/2025           40,446
----------------------------------------------------------------------------------------------------------------------------
          500,000       SC Connector 2000 Assoc. Toll Road, Series B         6.085 3          01/01/2021          228,670
----------------------------------------------------------------------------------------------------------------------------
       10,740,000       SC Connector 2000 Assoc. Toll Road, Series B         6.745 3          01/01/2026        3,635,060
----------------------------------------------------------------------------------------------------------------------------
       10,000,000       SC Educational Facilities Authority (Furman
                        University)                                          5.000            10/01/2038       10,572,400
----------------------------------------------------------------------------------------------------------------------------
        1,100,000       SC Educational Facilities Authority (Southern
                        Wesleyan University)                                 5.000            03/01/2020        1,119,855
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       SC Educational Facilities Authority (Southern
                        Wesleyan University)                                 5.750            03/01/2029        1,069,860
----------------------------------------------------------------------------------------------------------------------------
           70,000       SC Jobs-Economic Devel. Authority (Anderson
                        Area Medical Center)                                 5.250            02/01/2015           71,103
----------------------------------------------------------------------------------------------------------------------------
        2,810,000       SC Jobs-Economic Devel. Authority (Coastal
                        Hsg. Foundation)                                     5.000            04/01/2035        2,954,659
----------------------------------------------------------------------------------------------------------------------------
           55,000       SC Jobs-EDA (Anderson Area Medical Center)           5.250            02/01/2026           55,914
----------------------------------------------------------------------------------------------------------------------------
           90,000       SC Public Service Authority                          5.125            01/01/2032           92,164
----------------------------------------------------------------------------------------------------------------------------
          120,000       SC Tobacco Settlement Management Authority,
                        Series B                                             6.375            05/15/2028          130,271
----------------------------------------------------------------------------------------------------------------------------
           60,000       SC Tobacco Settlement Management Authority,
                        Series B                                             6.375            05/15/2030           70,140
----------------------------------------------------------------------------------------------------------------------------

26                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
South Carolina Continued
      $    90,000       Spartanburg County, SC Health Services               5.300%           04/15/2025   $       90,624
----------------------------------------------------------------------------------------------------------------------------
           40,000       Spartanburg County, SC Health Services, Series       5.500            04/15/2027           41,091
                        A
                                                                                                           -----------------
                                                                                                               33,744,968
South Dakota--1.0%
        2,300,000       Lower Brule, SD Sioux Tribe (Farm Road
                        Reconstruction)                                      6.500            02/01/2016        2,310,212
----------------------------------------------------------------------------------------------------------------------------
        8,200,000       SD Educational Enhancement Funding Corp.
                        Tobacco Settlement                                   6.500            06/01/2032        9,054,686
----------------------------------------------------------------------------------------------------------------------------
        7,550,000       Sioux Falls, SD Health Facilities (Rummel            6.750            11/15/2033        7,842,336
                        Memorial Home)
                                                                                                           -----------------
                                                                                                               19,207,234
Tennessee--1.6%
        3,500,000       Bradley County, TN Industrial Devel. Board
                        (Olin Corp.)                                         6.625            11/01/2017        3,847,130
----------------------------------------------------------------------------------------------------------------------------
        7,710,000       Chattanooga, TN Health Educational & Hsg.
                        Board (Campus Devel. Foundation Phase I)             5.000            10/01/2025        7,806,529
----------------------------------------------------------------------------------------------------------------------------
        9,000,000       Chattanooga, TN Health Educational & Hsg.
                        Board (Campus Devel. Foundation Phase I)             5.125            10/01/2035        9,144,450
----------------------------------------------------------------------------------------------------------------------------
           10,000       Jackson, TN Health Educational & Hsg.
                        Facilities Board (Lambuth University)                5.900            09/01/2015           10,115
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Johnson City, TN Health & Educational
                        Facilities Board (Mountain States Health
                        Alliance)                                            5.500            07/01/2036        3,220,710
----------------------------------------------------------------------------------------------------------------------------
           50,000       Knox County, TN HE&HF (Baptist Health System
                        of East Tennessee)                                   5.500            04/15/2017           51,449
----------------------------------------------------------------------------------------------------------------------------
           10,000       Metropolitan Government Nashville & Davidson
                        County, TN                                           5.125            05/15/2025           10,253
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Metropolitan Government Nashville & Davidson
                        County, TN Health & Educational Facilities
                        Board (Vanderbilt University)                        5.375            07/01/2014        1,021,030
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                        Stonegate) 7,8                                       6.000            07/01/2028        1,117,935
----------------------------------------------------------------------------------------------------------------------------
        5,980,000       Smyrna, TN Hsg. Assoc. (Imperial Garden
                        Apartments)                                          6.450            10/20/2035        6,616,212
----------------------------------------------------------------------------------------------------------------------------
          100,000       Wilson County, TN COP                                5.250            03/30/2018          103,980
                                                                                                           -----------------
                                                                                                               32,949,793
Texas--9.1%
          130,000       Alice, TX GO                                         5.200            02/01/2011          130,163
----------------------------------------------------------------------------------------------------------------------------
          150,000       Anson, TX Education Facilities Corp. Student
                        Hsg.(Odessa Student Hsg.)                            5.400            07/01/2034          158,411
----------------------------------------------------------------------------------------------------------------------------
        1,205,000       Anson, TX Education Facilities Corp. Student
                        Hsg.(University of TX/Waterview Park)                5.100            01/01/2034        1,238,041
----------------------------------------------------------------------------------------------------------------------------
       26,105,000       Austin, TX Convention Enterprises (Convention
                        Center)                                              5.750            01/01/2032       26,975,863
----------------------------------------------------------------------------------------------------------------------------
          200,000       Austin, TX Convention Enterprises (Convention
                        Center) 1                                            6.000            01/01/2023          212,258
----------------------------------------------------------------------------------------------------------------------------
           95,000       Austin, TX Utility System, Series B                  5.700            11/15/2021           95,078
----------------------------------------------------------------------------------------------------------------------------
        9,885,000       Beasley, TX Higher Education Finance Corp.,
                        Series A                                             5.125            12/01/2034       10,176,805
----------------------------------------------------------------------------------------------------------------------------
       10,765,000       Bexar County, TX HFC (American Opportunity
                        Hsg.)                                                6.750            12/01/2037       11,615,543
----------------------------------------------------------------------------------------------------------------------------
        3,090,000       Bexar County, TX HFC (American Opportunity
                        Hsg.-Nob Hill Apartments)                            6.000            06/01/2021        3,200,931
----------------------------------------------------------------------------------------------------------------------------

27                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Texas Continued
      $ 6,625,000       Bexar County, TX HFC (American Opportunity
                        Hsg.-Nob Hill Apartments)                            6.000%           06/01/2031   $    6,833,158
----------------------------------------------------------------------------------------------------------------------------
        5,765,000       Bexar County, TX HFC (American Opportunity           7.000            12/01/2036        6,302,356
                        Hsg.-Waterford/Kingswood)
----------------------------------------------------------------------------------------------------------------------------
          400,000       Bexar County, TX HFC (Doral Club)                    8.750            10/01/2036          403,628
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Bexar County, TX HFC (The Army Retirement
                        Residence Foundation)                                6.300            07/01/2032        1,086,860
----------------------------------------------------------------------------------------------------------------------------
        2,070,000       Bexar, TX Metropolitan Water District                6.000            05/01/2015        2,112,311
----------------------------------------------------------------------------------------------------------------------------
          150,000       Chimney Hill, TX Municipal Utility District          5.500            10/01/2011          150,207
----------------------------------------------------------------------------------------------------------------------------
           60,000       Collin County, TX Hsg. Finance Corp.
                        (Community College District Foundation)              5.250            06/01/2031           61,098
----------------------------------------------------------------------------------------------------------------------------
          905,000       Copperas Cove, TX HFDC
                        (AHS-Sunbelt/FH-Waterman/AHS-GA/JCH/MAH/MH
                        Obligated Group)                                     5.875            11/15/2025          916,693
----------------------------------------------------------------------------------------------------------------------------
           10,000       Cypress Hill, TX Municipal Utility District
                        No. 1                                                5.250            09/01/2025           10,168
----------------------------------------------------------------------------------------------------------------------------
          945,000       Dallas-Fort Worth, TX International Airport
                        Facility (American Airlines)                         6.000            11/01/2014          946,455
----------------------------------------------------------------------------------------------------------------------------
          355,000       Danbury, TX Higher Education Authority
                        (AW Brown Fellowship Charter)                        5.000            08/15/2026          364,518
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Danbury, TX Higher Education Authority
                        (AW Brown Fellowship Charter)                        5.125            08/15/2036        1,553,625
----------------------------------------------------------------------------------------------------------------------------
          700,000       Danbury, TX Higher Education Finance Corp.
                        (Island Foundation)                                  6.250            02/15/2036          705,817
----------------------------------------------------------------------------------------------------------------------------
          265,000       El Paso County, TX HFC (American Village
                        Communities), Series A                               6.250            12/01/2020          277,582
----------------------------------------------------------------------------------------------------------------------------
          335,000       El Paso County, TX HFC (El Paso American Hsg.
                        Foundation), Series A                                6.375            12/01/2032          347,512
----------------------------------------------------------------------------------------------------------------------------
        2,460,000       Folk, TX Avenue South Transportation District        5.625            11/01/2031        2,506,174
----------------------------------------------------------------------------------------------------------------------------
           20,000       Fort Bend, TX Independent School District            5.375            02/15/2024           20,696
----------------------------------------------------------------------------------------------------------------------------
        2,300,000       Garza County, TX Public Facility Corp.               5.750            10/01/2025        2,448,281
----------------------------------------------------------------------------------------------------------------------------
           20,000       Harris County, TX Health Facilities Devel.
                        Authority (Texas Children's Hospital)                5.250            10/01/2029           20,694
----------------------------------------------------------------------------------------------------------------------------
           50,000       Harris County, TX Toll Road                          5.000            08/01/2028           50,712
----------------------------------------------------------------------------------------------------------------------------
        3,730,000       Harris County, TX Toll Road RITES                    8.208 2          08/15/2024        4,956,051
----------------------------------------------------------------------------------------------------------------------------
           70,000       Houston, TX Independent School District              5.375            08/15/2017           70,368
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       La Vernia, TX Higher Education Finance Corp.
                        (Southwest Winners Foundation) 5                     5.000            02/15/2031        4,118,680
----------------------------------------------------------------------------------------------------------------------------
       17,485,000       Leander, TX Independent School District              5.433 3          08/15/2036        3,606,631
----------------------------------------------------------------------------------------------------------------------------
           65,000       Leander, TX Independent School District              5.457 3          08/15/2018           34,161
----------------------------------------------------------------------------------------------------------------------------
          100,000       Lewisville, TX GO                                    5.700            09/01/2028          106,306
----------------------------------------------------------------------------------------------------------------------------
          650,000       Lewisville, TX GO                                    6.000            10/01/2015          714,773
----------------------------------------------------------------------------------------------------------------------------
        1,325,000       Lewisville, TX GO                                    6.000            10/01/2025        1,483,550
----------------------------------------------------------------------------------------------------------------------------
        5,510,000       Lewisville, TX GO                                    6.000            10/01/2034        6,149,876
----------------------------------------------------------------------------------------------------------------------------
        3,400,000       Lewisville, TX GO                                    6.125            09/01/2029        3,795,556
----------------------------------------------------------------------------------------------------------------------------
        2,345,000       Lubbock, TX HFC (Las Colinas Quail Creek
                        Apartments)                                          6.000            07/01/2022        2,419,032
----------------------------------------------------------------------------------------------------------------------------
        1,530,000       Lubbock, TX HFC (Las Colinas Quail Creek
                        Apartments)                                          6.000            07/01/2025        1,570,790
----------------------------------------------------------------------------------------------------------------------------
          655,000       Lubbock, TX HFC (Las Colinas Quail Creek
                        Apartments)                                          6.000            07/01/2032          669,580
----------------------------------------------------------------------------------------------------------------------------
       20,350,000       Matagorda County, TX Navigation District
                        (Centerpoint Energy)                                 8.000            05/01/2029       21,648,127
----------------------------------------------------------------------------------------------------------------------------

28                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Texas Continued
      $   270,000       Metro, TX HFDC (Wilson N. Jones Memorial
                        Hospital)                                            5.375%           01/01/2023   $      270,321
----------------------------------------------------------------------------------------------------------------------------
          535,000       Metro, TX HFDC (Wilson N. Jones Memorial             5.600            01/01/2017          543,908
                        Hospital)
----------------------------------------------------------------------------------------------------------------------------
           75,000       Mission, TX EDC                                      6.600            01/01/2020           75,197
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       North Central, TX HFDC (Northwest Senior Hsg.
                        Corp.)                                               7.250            11/15/2019        2,223,040
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       North Central, TX HFDC (Northwest Senior Hsg.
                        Corp.)                                               7.500            11/15/2029        3,374,280
----------------------------------------------------------------------------------------------------------------------------
        1,910,000       Nueces County, TX HFC (Dolphins Landing
                        Apartments)                                          6.750            07/01/2020        2,043,452
----------------------------------------------------------------------------------------------------------------------------
        1,865,000       Nueces County, TX HFC (Dolphins Landing
                        Apartments)                                          6.875            07/01/2030        1,993,293
----------------------------------------------------------------------------------------------------------------------------
           60,000       Nueces County, TX HFC (Dolphins Landing
                        Apartments)                                          8.000            07/01/2030           63,724
----------------------------------------------------------------------------------------------------------------------------
          250,000       Pantego, TX Economic Devel. Corp. (Sales Tax)        5.850            02/15/2022          250,850
----------------------------------------------------------------------------------------------------------------------------
        2,285,000       Pecos County, TX Hospital District (Iraan
                        General Hospital) 5                                  5.000            02/15/2036        2,379,096
----------------------------------------------------------------------------------------------------------------------------
        1,680,000       Retama, TX Devel. Corp. (Retama Racetrack)          10.000            12/15/2019        2,418,662
----------------------------------------------------------------------------------------------------------------------------
           50,000       Richardson, TX Hospital Authority
                        (Baylor/Richardson)                                  5.625            12/01/2028           51,839
----------------------------------------------------------------------------------------------------------------------------
          500,000       Ridge Parc, TX Devel. Corp. (Multifamily)            6.100            06/20/2033          550,665
----------------------------------------------------------------------------------------------------------------------------
        4,020,000       Sabine, TX River Authority Pollution Control
                        (TXU Electric Company)                               6.150            08/01/2022        4,371,670
----------------------------------------------------------------------------------------------------------------------------
          155,000       San Antonio, TX Hotel Occupancy Tax (Henry
                        Gonzalez)                                            5.700            08/15/2026          158,286
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Tarrant County, TX Cultural Education
                        Facilities Finance Corp. (Northwest Senior
                        Hsg.)                                                6.000            11/15/2036        1,584,240
----------------------------------------------------------------------------------------------------------------------------
          100,000       Temple, TX Junior College District                   5.800            07/01/2014          100,344
----------------------------------------------------------------------------------------------------------------------------
           25,000       Tomball, TX Hospital Authority (Tomball
                        Regional Hospital)                                   6.000            07/01/2029           26,079
----------------------------------------------------------------------------------------------------------------------------
          445,000       TX Affordable Hsg. Corp. (Ashton Place &
                        Woodstock Apartments)                                6.300            08/01/2033          339,286
----------------------------------------------------------------------------------------------------------------------------
          235,000       TX Affordable Hsg. Corp. (Worthing Oaks
                        Apartments)                                          6.600            07/20/2037          259,708
----------------------------------------------------------------------------------------------------------------------------
           50,000       TX Dormitory Finance Authority (Temple Junior
                        College Foundation)                                  5.750            09/01/2027           53,080
----------------------------------------------------------------------------------------------------------------------------
          425,000       TX Dormitory Finance Authority (Temple Junior
                        College Foundation)                                  6.000            09/01/2033          458,375
----------------------------------------------------------------------------------------------------------------------------
          545,000       TX Panhandle HFA (Amarillo Affordable Hsg.)          6.625            03/01/2020          361,673
----------------------------------------------------------------------------------------------------------------------------
        3,065,000       TX Panhandle HFA (Amarillo Affordable Hsg.)          6.750            03/01/2031        2,035,467
----------------------------------------------------------------------------------------------------------------------------
          660,000       TX Public Finance Authority Charter School
                        Finance Corp. (Ed-Burnham Wood)                      6.250            09/01/2036          663,491
----------------------------------------------------------------------------------------------------------------------------
        3,180,000       TX Public Finance Authority Charter School
                        Finance Corp. (Kipp)                                 5.000            02/15/2028        3,264,747
----------------------------------------------------------------------------------------------------------------------------
        7,000,000       TX Public Finance Authority Charter School
                        Finance Corp. (Kipp)                                 5.000            02/15/2036        7,156,030
----------------------------------------------------------------------------------------------------------------------------
          250,000       TX Water Devel. Board                                5.600            07/15/2011          250,400
----------------------------------------------------------------------------------------------------------------------------
        1,105,000       Van Alstyne, TX Independent School District          5.950            08/15/2029        1,125,641
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Van, TX Independent School District (School
                        Building)                                            5.000            02/15/2036        1,590,960
----------------------------------------------------------------------------------------------------------------------------
        1,625,000       Van, TX Independent School District (School
                        Building)                                            5.125            02/15/2028        1,751,961
----------------------------------------------------------------------------------------------------------------------------

29                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Texas Continued
      $ 2,780,000       Van, TX Independent School District (School
                        Building)                                            5.250%           02/15/2031   $    3,039,902
----------------------------------------------------------------------------------------------------------------------------
           25,000       Westador, TX Municipal Utility District GO           6.875            03/01/2009           25,516
----------------------------------------------------------------------------------------------------------------------------
        4,655,000       Wichita County, TX HFDC (Wichita Falls
                        Retirement Foundation)                               6.250            01/01/2028        4,760,436
----------------------------------------------------------------------------------------------------------------------------
        1,930,000       Winkler County, TX GO                                5.250            02/15/2031        2,063,730
                                                                                                           -----------------
                                                                                                              183,944,468
U.S. Possessions--1.7%
           80,000       Puerto Rico Aqueduct & Sewer Authority               5.000            07/01/2019           81,818
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Commonwealth GO                          5.250            07/01/2032        2,163,660
----------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000            07/01/2033        5,193,350
----------------------------------------------------------------------------------------------------------------------------
           30,000       Puerto Rico Highway & Transportation
                        Authority, Series J                                  5.125            07/01/2043           31,424
----------------------------------------------------------------------------------------------------------------------------
       11,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2024       11,563,750
----------------------------------------------------------------------------------------------------------------------------
        2,580,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000            07/01/2030        2,708,407
----------------------------------------------------------------------------------------------------------------------------
        4,055,000       Puerto Rico IMEPCF (American Airlines)               6.450            12/01/2025        4,117,406
----------------------------------------------------------------------------------------------------------------------------
           65,000       Puerto Rico Infrastructure                           5.000            07/01/2041           67,853
----------------------------------------------------------------------------------------------------------------------------
        6,750,000       Puerto Rico Infrastructure                           5.000            07/01/2046        7,061,918
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Public Buildings Authority, Series       5.250            07/01/2036        2,107,380
                        D
                                                                                                           -----------------
                                                                                                               35,096,966
Utah--0.6%
        3,260,000       Eagle Mountain, UT Gas & Electric                    5.000            06/01/2024        3,418,664
----------------------------------------------------------------------------------------------------------------------------
          245,000       Emery County, UT Pollution Control
                        (Pacificorp) 1                                       5.650            11/01/2023          245,397
----------------------------------------------------------------------------------------------------------------------------
           25,000       Intermountain, UT Power Agency                       6.150            07/01/2014           25,408
----------------------------------------------------------------------------------------------------------------------------
        8,000,000       Murray City, UT Hospital (IHC Health Services)       5.000            05/15/2022        8,044,640
----------------------------------------------------------------------------------------------------------------------------
           15,000       Sandy City, UT Industrial Devel. (King
                        Properties)                                          6.125            08/01/2016           15,029
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       Utah County, UT Hospital (IHC Health Services)       5.250            08/15/2021        1,022,620
                                                                                                           -----------------
                                                                                                               12,771,758
Vermont--0.1%
           55,000       VT E&HBFA (Southwestern Vermont Medical Center)      5.625            10/01/2025           55,631
----------------------------------------------------------------------------------------------------------------------------
          600,000       VT EDA (Wake Robin Corp.)                            5.250            05/01/2026          608,970
----------------------------------------------------------------------------------------------------------------------------
          265,000       VT EDA (Wake Robin Corp.)                            6.000            03/01/2022          290,045
----------------------------------------------------------------------------------------------------------------------------
          135,000       VT EDA (Wake Robin Corp.)                            6.300            03/01/2033          143,938
----------------------------------------------------------------------------------------------------------------------------
          200,000       VT HFA (Multifamily Hsg.), Series A                  6.150            02/15/2014          206,074
----------------------------------------------------------------------------------------------------------------------------
          225,000       VT Student Assistance Corp. 1                        5.000            03/01/2026          232,065
                                                                                                           -----------------
                                                                                                                1,536,723
Virginia--1.5%
          345,000       Alexandria, VA IDA Pollution Control (Potomac
                        Electric Power Company)                              5.375            02/15/2024          345,462
----------------------------------------------------------------------------------------------------------------------------
          500,000       Bedford County, VA EDA (Public Facilities)           5.250            05/01/2031          547,545
----------------------------------------------------------------------------------------------------------------------------
        2,300,000       Buena Vista, VA Public Recreational Facilities
                        Authority (Golf Course) 1                            5.250            07/15/2025        2,437,402
----------------------------------------------------------------------------------------------------------------------------
          825,000       Buena Vista, VA Public Recreational Facilities
                        Authority (Golf Course)                              5.500            07/15/2035          879,236
----------------------------------------------------------------------------------------------------------------------------
        3,700,000       Celebrate, VA South Community Devel. Authority
                        Special Assessment                                   6.250            03/01/2037        3,838,602
----------------------------------------------------------------------------------------------------------------------------

30                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Virginia Continued
      $   100,000       Danville, VA IDA Educational Facilities
                        (Averett University)                                 6.000%           03/15/2016   $      104,754
----------------------------------------------------------------------------------------------------------------------------
        2,815,000       Fairfax County, VA Redevel. & Hsg. Authority         7.600            10/01/2036        2,941,196
                        (Burke Shire Commons)
----------------------------------------------------------------------------------------------------------------------------
        3,000,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.450            03/01/2036        3,028,170
----------------------------------------------------------------------------------------------------------------------------
          750,000       Farms New Kent, VA Community Devel. Authority
                        Special Assessment                                   5.800            03/01/2036          755,798
----------------------------------------------------------------------------------------------------------------------------
           25,000       Greensville County, VA IDA (Georgia-Pacific
                        Corp.) 1                                             5.300            08/01/2014           25,180
----------------------------------------------------------------------------------------------------------------------------
           25,000       Hampton Roads, VA Regional Jail Authority            5.000            07/01/2028           25,446
----------------------------------------------------------------------------------------------------------------------------
          575,000       Louisa, VA IDA Pollution Control (Virginia
                        Electric & Power Company)                            5.450            01/01/2024          578,473
----------------------------------------------------------------------------------------------------------------------------
          900,000       New Port, VA CDA                                     5.600            09/01/2036          928,485
----------------------------------------------------------------------------------------------------------------------------
        4,000,000       Norfolk, VA Water                                    5.875            11/01/2020        4,047,000
----------------------------------------------------------------------------------------------------------------------------
           65,000       Norton, VA IDA (Norton Community Hospital)           6.000            12/01/2022           70,225
----------------------------------------------------------------------------------------------------------------------------
           25,000       Pocahontas Parkway Assoc., VA (Route 895
                        Connector Toll Road)                                 5.500            08/15/2028           26,326
----------------------------------------------------------------------------------------------------------------------------
          725,000       Suffolk, VA IDA (Lake Prince Center)                 5.150            09/01/2024          736,412
----------------------------------------------------------------------------------------------------------------------------
          675,000       Suffolk, VA IDA (Lake Prince Center)                 5.300            09/01/2031          689,897
----------------------------------------------------------------------------------------------------------------------------
        7,740,000       VA College Building Authority Educational
                        Facilities (Regent University)                       5.000            06/01/2036        7,998,671
----------------------------------------------------------------------------------------------------------------------------
           25,000       VA Hsg. Devel. Authority, Series B                   5.950            05/01/2016           25,560
----------------------------------------------------------------------------------------------------------------------------
           10,000       West Point, VA IDA Solid Waste (Chesapeake           6.250            03/01/2019           10,001
                        Corp.)
                                                                                                           -----------------
                                                                                                               30,039,841
Washington--2.7%
           10,000       Bothell, WA GO                                       5.300            12/01/2017           10,170
----------------------------------------------------------------------------------------------------------------------------
        2,330,000       Bremerton, WA Hsg. Authority                         5.300            06/01/2026        2,367,140
----------------------------------------------------------------------------------------------------------------------------
        4,145,000       Bremerton, WA Hsg. Authority                         5.500            06/01/2037        4,209,082
----------------------------------------------------------------------------------------------------------------------------
          800,000       CDP-King County III, WA (King Street Center)         5.250            06/01/2026          814,520
----------------------------------------------------------------------------------------------------------------------------
        2,500,000       King County, WA Sewer RITES                          7.208 2          01/01/2024        3,086,900
----------------------------------------------------------------------------------------------------------------------------
          200,000       Kitsap County, WA Consolidated Hsg. Authority        5.600            12/01/2028          203,942
----------------------------------------------------------------------------------------------------------------------------
          100,000       Port Camas, WA Public Industrial Corp. (James
                        River Corp. of Virginia) 1                           6.700            04/01/2023          100,100
----------------------------------------------------------------------------------------------------------------------------
          110,000       Seattle, WA Drain & Wastewater Utility               5.250            12/01/2025          111,251
----------------------------------------------------------------------------------------------------------------------------
        2,460,000       Seattle, WA Hsg. Authority (Gamelin House &
                        Genesee)                                             5.700            11/01/2035        2,494,391
----------------------------------------------------------------------------------------------------------------------------
           25,000       Seattle, WA Special Obligation (Chinatown
                        International District)                              5.900            08/01/2026           25,044
----------------------------------------------------------------------------------------------------------------------------
          500,000       Skagit County, WA Public Hospital District
                        (Skagit Valley Hospital)                             5.375            12/01/2022          526,590
----------------------------------------------------------------------------------------------------------------------------
          500,000       Skagit County, WA Public Hospital District
                        (Skagit Valley Hospital)                             5.500            12/01/2030          527,575
----------------------------------------------------------------------------------------------------------------------------
          165,000       Skagit Valley, WA College                            5.625            11/01/2017          169,249
----------------------------------------------------------------------------------------------------------------------------
          140,000       Skagit Valley, WA College                            5.750            11/01/2023          144,127
----------------------------------------------------------------------------------------------------------------------------
          500,000       Snohomish County, WA Hsg. Authority                  6.400            04/01/2026          505,070
----------------------------------------------------------------------------------------------------------------------------
           15,000       Tacoma, WA Electric System                           5.500            01/01/2014           15,340
----------------------------------------------------------------------------------------------------------------------------
          500,000       Vancouver, WA Downtown Redevel. Authority
                        (Conference Center)                                  5.250            01/01/2028          520,085
----------------------------------------------------------------------------------------------------------------------------
        3,200,000       Vancouver, WA Downtown Redevel. Authority
                        (Conference Center)                                  5.250            01/01/2034        3,314,688
----------------------------------------------------------------------------------------------------------------------------

31                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Washington Continued
      $    25,000       Vancouver, WA Downtown Redevel. Authority
                        (Conference Center)                                  6.000%           01/01/2028   $       27,458
----------------------------------------------------------------------------------------------------------------------------
        3,260,000       Vancouver, WA Downtown Redevel. Authority            6.000            01/01/2034        3,561,713
                               (Conference Center)
----------------------------------------------------------------------------------------------------------------------------
          500,000       WA COP (Dept. of General Administration)             5.625            10/01/2020          500,770
----------------------------------------------------------------------------------------------------------------------------
        2,600,000       WA Health Care Facilities Authority (Grays
                        Harbor Community Hospital)                           5.900            07/01/2023        2,656,160
----------------------------------------------------------------------------------------------------------------------------
       10,000,000       WA Health Care Facilities Authority (Group
                        Health CoOp) 5                                       5.000            12/01/2036       10,471,600
----------------------------------------------------------------------------------------------------------------------------
           10,000       WA Health Care Facilities Authority (Overlake
                        Hospital Medical Center)                             5.000            07/01/2025           10,337
----------------------------------------------------------------------------------------------------------------------------
           15,000       WA Health Care Facilities Authority (Overlake
                        Hospital Medical Center)                             5.000            07/01/2030           15,451
----------------------------------------------------------------------------------------------------------------------------
        5,095,000       WA Health Care Facilities Authority (Overlake
                        Hospital Medical Center)                             5.000            07/01/2038        5,211,574
----------------------------------------------------------------------------------------------------------------------------
          145,000       WA Health Care Facilities Authority (Yakima
                        Valley Memorial Hospital Assoc.)                     5.375            12/01/2027          151,171
----------------------------------------------------------------------------------------------------------------------------
        4,255,000       WA Health Care Facilities Authority ROLs 4           8.686 2          07/01/2025        4,828,234
----------------------------------------------------------------------------------------------------------------------------
        1,835,000       WA Health Care Facilities Authority ROLs 4           8.686 2          07/01/2030        2,055,677
----------------------------------------------------------------------------------------------------------------------------
        4,625,000       WA Health Care Facilities Authority ROLs 4           8.686 2          07/01/2038        5,048,280
----------------------------------------------------------------------------------------------------------------------------
        1,350,000       WA HFC (Nickerson Area Properties)                   5.300            01/01/2028        1,401,678
----------------------------------------------------------------------------------------------------------------------------
          210,000       WA Tobacco Settlement Authority (TASC)               6.500            06/01/2026          233,503
                                                                                                           -----------------
                                                                                                               55,318,870
West Virginia--0.5%
           60,000       Buckhannon, WV Sewer System                          5.250            10/01/2025           61,275
----------------------------------------------------------------------------------------------------------------------------
           25,000       Huntington, WV Sewer                                 5.375            11/01/2023           25,037
----------------------------------------------------------------------------------------------------------------------------
          150,000       Monongalia County, WV Pollution Control
                        (Potomac Edison Company)                             5.950            04/01/2013          151,283
----------------------------------------------------------------------------------------------------------------------------
        4,635,000       Ohio County, WV Commission Tax Increment (Fort
                        Henry Centre)                                        5.625            06/01/2034        4,900,029
----------------------------------------------------------------------------------------------------------------------------
        1,540,000       West Liberty State College, WV, Series A             6.000            06/01/2023        1,645,428
----------------------------------------------------------------------------------------------------------------------------
        1,695,000       West Liberty State College, WV, Series A             6.125            06/01/2028        1,813,006
----------------------------------------------------------------------------------------------------------------------------
          500,000       Wheeling, WV Tax Increment (Stone Building
                        Renovation)                                          5.200            06/01/2025          508,360
----------------------------------------------------------------------------------------------------------------------------
        1,500,000       Wheeling, WV Tax Increment (Stone Building           5.500            06/01/2033        1,530,180
                        Renovation)
                                                                                                           -----------------
                                                                                                               10,634,598
----------------------------------------------------------------------------------------------------------------------------
Wisconsin--1.0%
        6,640,000       Badger, WI Tobacco Asset Securitization Corp.        6.375            06/01/2032        7,256,922
----------------------------------------------------------------------------------------------------------------------------
          895,000       Janesville, WI Pollution Control (General
                        Motors Corp.)                                        5.550            04/01/2009          892,136
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       Madison, WI GO                                       5.500            05/01/2009        2,014,080
----------------------------------------------------------------------------------------------------------------------------
        1,750,000       Sokaogon, WI Chippewa Community (Gaming)             7.000            01/01/2026        1,758,855
----------------------------------------------------------------------------------------------------------------------------
          505,000       WI GO                                                6.000            05/01/2013          505,954
----------------------------------------------------------------------------------------------------------------------------
        2,000,000       WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)         5.875            08/15/2026        2,043,460
----------------------------------------------------------------------------------------------------------------------------
          405,000       WI H&EFA (Aurora Medical Group)                      5.750            11/15/2025          413,736
----------------------------------------------------------------------------------------------------------------------------
          110,000       WI H&EFA (Franciscan Sisters of Christian
                        Charity Healthcare Ministry)                         5.500            02/15/2014          110,520
----------------------------------------------------------------------------------------------------------------------------
           15,000       WI H&EFA (Froedert & Community)                      5.375            10/01/2030           16,277
----------------------------------------------------------------------------------------------------------------------------
            5,000       WI H&EFA (Froedert & Community)                      5.375            10/01/2030            5,369
----------------------------------------------------------------------------------------------------------------------------

32                         |                     Oppenheimer AMT-Free Municipals

----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
----------------------------------------------------------------------------------------------------------------------------
        Principal
          Amount                                                             Coupon            Maturity          Value
----------------------------------------------------------------------------------------------------------------------------
Wisconsin Continued
      $ 2,275,000       WI H&EFA (Hess Memorial Hospital Assoc.)             7.875%           11/01/2022   $    2,303,642
----------------------------------------------------------------------------------------------------------------------------
          135,000       WI H&EFA (Medical College of Wisconsin) 1            5.500            12/01/2026          137,890
----------------------------------------------------------------------------------------------------------------------------
          870,000       WI H&EFA (Three Pillars Senior Living)               5.500            08/15/2034          899,180
----------------------------------------------------------------------------------------------------------------------------
        1,075,000       WI H&EFA (WMA/MHCC/MVS Obligated Group)              5.600            08/15/2023        1,123,665
----------------------------------------------------------------------------------------------------------------------------
        1,000,000       WI H&EFA (WMA/MHCC/MVS Obligated Group)              5.750            08/15/2026        1,050,330
----------------------------------------------------------------------------------------------------------------------------
          105,000       WI Hsg. & Economic Devel. Authority, Series A        6.850            11/01/2012          105,182
                                                                                                           -----------------
                                                                                                               20,637,198
Wyoming--0.0%
          500,000       Cheyenne, WY Hsg. Authority (Foxcrest II)            5.400            06/01/2027          516,720
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,908,771,077)-99.0%                                                     1,999,198,214
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities-1.0                                                                            20,902,995
                                                                                                           -----------------
Net Assets-100.0%                                                                                          $2,020,101,209
                                                                                                           =================

Footnotes to Statement of Investments
1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.
3.  Zero coupon bond reflects effective yield on the date of purchase.
4. Security is subject to a shortfall and forbearance agreement. See accompanying Notes.
5. When-issued security or forward commitment to be delivered and settled after October 31, 2006. See of accompanying Notes.
6. Represents the current interest rate for a variable or increasing rate security.
7.  Issue is in default. See accompanying Notes.
8.  Non-income producing security.
9. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $5,671,222, which represents 0.28% of the Fund's net assets. See accompanying Notes.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
ADA                   Atlanta Devel. Authority
AHC                   Aurora Healthcare
AHF                   American Housing Foundation
AHS                   Adventist Health System
AHSI                  Assumption High School, Inc.
AMCS                  Aurora Medical Center of Sheboygan County
AOLM                  Academy of Our Lady of Mercy, Inc.
BCC                   Bethesda Company Care, Inc.
BCG                   Bethesda Care Givers
BCH                   Bethany Covenant Home
BHA                   Bethesda Hospital Assoc.
BHC                   Bethesda Home Care
BHM                   Baptist Hospital of Miami
BHSSF                 Baptist Health System of South Florida
CAH                   Colonial Acres Home
CAU                   Clark Atlanta University
CDA                   Communities Devel. Authority
CFGH                  Central Florida Group Homes
CHHC                  Community Health & Home Care
CIR                   Charlotte Institute of Rehabilitation
CMC                   Carolinas Medical Center
CMHA                  Charlotte-Mecklenburg Hospital Authority
CMHC                  Center for Mental Health-Charlotte
COP                   Certificates of Participation
CRC                   Covenant Retirement Communities
DDC                   Dual Devel. Corp.
DKH                   Day Kimball Hospital

33                         |                     Oppenheimer AMT-Free Municipals

--------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

E&HBFA                Educational Health Buildings Financing Agency
ECH                   Ebenezer Covenant Home
EDA                   Economic Devel. Authority
EDC                   Economic Devel. Corp.
EDFA                  Economic Devel. Finance Authority
EF&CD                 Environmental Facilities and Community Devel.
EMH                   Elmhurst Memorial Hospital
EMHH                  Elmhurst Memorial Home Health
EMHS                  Elmhurst Memorial Health System
FH                    Foothill Hospital
FHA                   Federal Housing Agency
FRS                   Family Rehabilitation Services (Hancock Manor)
GHC                   Gaston Health Care
GHS                   Gaston Health Services
GMH                   Gaston Memorial Hospital
GO                    General Obligation
H&EFA                 Health and Educational Facilities Authority
H&HEFA                Hospitals and Higher Education Facilities Authority
HDA                   Hospital Devel. Authority
HDC                   Housing Devel. Corp.
HE&HF                 Higher Educational and Housing Facilities
HE&HFA                Higher Education and Health Facilities Authority
HEFA                  Higher Education Facilities Authority
HFC                   Housing Finance Corp.
HFDC                  Health Facilities Devel. Corp.
HHI                   Homestead Hospital
HMH                   Hartford Memorial Hospital
HNE                   Healthnet of New England
IDA                   Industrial Devel. Agency
IHC                   Intermountain Health Care
IMEPCF                Industrial, Medical and Environmental Pollution Control
                      Facilities
JCH                   Jellico Community Hospital
MAH                   Metroplex Adventist Hospital
MCAS                  Medlantic Center for Ambulatory Surgery
MEDE                  Medlantic Enterprises
MH                    Memorial Hospital
MHCC                  Masonic Health Care Center
MLTCC                 Medlantic Long Term Care Corp.
MRI                   Medlantic Research Institutes
MVS                   Masonic Village on the Square
NAC                   Nanticoke Alternative Care
NEGHR                 Northeast Georgia Health Resources
NEGHS                 Northeast Georgia Health Systems
NEGMC                 Northeast Georgia Medical Center
NMHospital            Nanticoke Memorial Hospital
NRH                   National Rehabilitation Hospital
NYC                   New York City
OHC                   Oakwood Hospital Corp.
OPSU                  Oklahoma Panhandle State University
OUH                   Oakwood United Hospitals
PP                    Professionals PRN, Inc.
RIBS                  Residual Interest Bonds
RITES                 Residual Interest Tax Exempt Security
ROLs                  Residual Option Longs
RSU                   Rogers State University
S&EPF                 Sheppard & Enoch Pratt Foundation
SAVRS                 Select Auction Variable Rate Securities
SLMC                  St. Luke's Medical Center

34                         |                     Oppenheimer AMT-Free Municipals

--------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

SMH                   South Miami Hospital
SMHS                  South Miami Health System
SPHS                  Sheppard Pratt Health System
SPI                   Sheppard Pratt Investments
SPPP                  Sheppard Pratt Physicians Pennsylvania
SSNH                  Sunny Slope Nursing Home
TASC                  Tobacco Settlement Asset-Backed Bonds
TC                    Travis Corp. (People Care)
UC                    United Care
VC                    VinFen Corp.
VCS                   VinFen Clinical Services
WMA                   Wisconsin Masonic Home
WVHCS                 Wyoming Valley Health Care System
YMCA                  Young Men's Christian Assoc.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   1,908,956,855
                                              ==================

Gross unrealized appreciation                 $      92,889,395
Gross unrealized depreciation                        (2,648,048)
                                              ------------------
Net unrealized appreciation                   $      90,241,347
                                              ==================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis

35                         |                     Oppenheimer AMT-Free Municipals

--------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------

or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2006, the Fund had purchased $19,945,258 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $136,877,762 as of October 31, 2006.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the "shortfall"). At October 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $77,985,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of October 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2006, securities with an aggregate market value of $1,831,071, representing 0.09% of the Fund's net assets, were in default.

ILLIQUID SECURITIES
As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS
The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2952% as of October 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required

36                         |                     Oppenheimer AMT-Free Municipals

--------------------------------------------------------------------------------
OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS October 31, 2006 / Unaudited
--------------------------------------------------------------------------------


or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

37                         |                     Oppenheimer AMT-Free Municipals


ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006